UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Investment Grade Bond Central Fund

Annual Report
September 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Central Fund	1.43%	1.10%	1.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Central Fund on September 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds gained 0.64% for the 12 months ending September 30, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The beginning of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through most of 2022, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by mid-2023, the index advanced 3.59% in the first four months of the year, only to fall back in each of the next five months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. Bonds saw an especially sharp sell-off in September (-2.54%), as policymakers kept interest rates unchanged but scaled back estimates for rate cuts in 2024. To date, the Fed has raised its benchmark rate by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries and Treasury Inflation-Protected Securities. Meanwhile, U.S. mortgage-backed securities lagged.
Comments from Co-Portfolio Managers Jeffrey Moore and Michael Plage:
For the fiscal year ending September 30, 2023, the fund gained 1.43%, net of fees, versus 0.64% for the benchmark, the Bloomberg U.S. Aggregate Bond Index. Relative to this index, the fund benefited from its overweight to credit, especially lower-rated corporate bonds. Credit generally performed well this period, continuing to gain in the economy's post-COVID recovery, while favorable supply/demand trends and low issuer default rates resulted in tighter corporate bond spreads. The fund also benefited from exposure to AAA-rated collateralized loan obligations, or CLOs. Given the inverted yield curve - meaning shorter-term bonds were offering higher yields than longer-term issues - and narrowing credit spreads, our CLO allocation worked out well for the fund. Another contributor was an underweight to mortgage debt, positioning that further added value given the securities' relative underperformance. In a favorable period of relative performance, very little detracted from the fund's relative result, although yield curve positioning was a modest detractor, and our substantial move into Treasuries has not yet meaningfully demonstrated positive impact.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%
Written options - (0.4)%
Futures and Swaps - 0.7%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Nonconvertible Bonds - 29.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	39,455,974
3.8% 12/1/57	106,127,000	67,234,193
4.3% 2/15/30	13,106,000	11,934,342
4.75% 5/15/46	10,000,000	7,899,442
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	36,420,274
3% 3/22/27	5,629,000	5,164,606
3.15% 3/22/30	9,123,000	7,786,833
4.862% 8/21/46	27,196,000	22,475,557
5.012% 4/15/49	3,772,000	3,288,278
		201,659,499
Entertainment - 0.1%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	6,395,367
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	17,582,973
3.8% 5/13/60	25,000,000	17,231,464
		41,209,804
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	9,714,003
4.908% 7/23/25	18,965,000	18,531,694
5.25% 4/1/53	28,921,000	21,618,538
5.375% 5/1/47	71,848,000	54,749,864
5.5% 4/1/63	11,421,000	8,448,652
5.75% 4/1/48	11,687,000	9,331,611
6.484% 10/23/45	9,303,000	8,122,851
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,326,047
3.4% 4/1/30	6,970,000	6,148,010
3.75% 4/1/40	2,448,000	1,896,328
3.9% 3/1/38	5,001,000	4,084,400
4.65% 7/15/42	11,795,000	9,934,542
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	12,487,514
4.65% 5/15/50	39,956,000	28,226,219
Fox Corp.:
4.03% 1/25/24	6,266,000	6,221,566
4.709% 1/25/29	9,069,000	8,579,976
5.476% 1/25/39	8,943,000	7,728,804
5.576% 1/25/49	5,934,000	4,970,647
Magallanes, Inc.:
3.638% 3/15/25	10,102,000	9,743,276
3.755% 3/15/27	19,757,000	18,240,010
4.054% 3/15/29	6,847,000	6,100,411
4.279% 3/15/32	28,666,000	24,332,231
5.05% 3/15/42	14,442,000	11,169,275
5.141% 3/15/52	98,717,000	73,350,725
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	13,649,222
5.5% 9/1/41	8,397,000	6,568,411
5.875% 11/15/40	7,566,000	6,268,826
6.55% 5/1/37	73,937,000	67,061,555
6.75% 6/15/39	10,675,000	9,771,532
7.3% 7/1/38	16,247,000	15,651,059
		489,027,799
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27	21,204,000	19,394,372
3.8% 3/15/32	21,179,000	17,600,305
T-Mobile U.S.A., Inc.:
2.25% 11/15/31	40,000,000	30,481,281
3.75% 4/15/27	25,540,000	23,865,076
3.875% 4/15/30	36,970,000	32,754,346
4.375% 4/15/40	5,513,000	4,429,849
4.5% 4/15/50	10,830,000	8,304,767
		136,829,996
TOTAL COMMUNICATION SERVICES		868,727,098
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	15,423,159
4% 1/15/25	14,536,000	14,117,702
5.85% 4/6/30	13,062,000	12,511,731
		42,052,592
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,405,612
3.5% 7/1/27	7,113,000	6,661,746
3.6% 7/1/30	8,445,000	7,539,305
4.2% 4/1/50	4,263,000	3,309,300
		19,915,963
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	32,294,616
Toll Brothers Finance Corp. 4.875% 3/15/27	16,319,000	15,630,384
		47,925,000
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	19,745,000	19,052,052
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	21,966,000	17,853,925
4.75% 6/1/30	3,310,000	2,982,310
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,600,693
4% 4/15/30	22,128,000	19,935,717
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	2,860,021
3.75% 4/1/32	9,454,000	8,186,225
4.25% 4/1/52	59,996,000	44,258,243
4.45% 4/1/62	39,650,000	28,949,925
4.5% 4/15/30	16,112,000	15,034,245
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	4,531,413
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	2,863,627
		152,056,344
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,126,022
TOTAL CONSUMER DISCRETIONARY		287,127,973
CONSUMER STAPLES - 1.6%
Beverages - 1.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	17,500,000	15,252,020
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	46,768,000	42,864,570
4.9% 2/1/46	50,530,000	44,039,117
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	8,897,065
4.35% 6/1/40	10,000,000	8,502,964
4.5% 6/1/50	30,000,000	25,071,859
4.6% 6/1/60	10,000,000	8,230,831
4.75% 4/15/58	26,711,000	22,409,862
5.45% 1/23/39	23,200,000	22,415,282
5.55% 1/23/49	54,331,000	52,037,832
5.8% 1/23/59 (Reg. S)	55,947,000	54,729,815
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	44,929,832
5% 5/1/42	3,080,000	2,656,637
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,638,972
2.75% 3/19/30	18,600,000	16,111,220
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	23,232,856
3.45% 3/25/30	14,988,000	13,566,273
		407,587,007
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp.:
3.25% 7/15/27	11,011,000	10,119,888
6.6% 4/1/50	14,655,000	15,129,082
		25,248,970
Food Products - 0.4%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,139,878
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,546,359
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	38,495,000	34,003,403
3% 5/15/32	43,240,000	32,619,469
3.625% 1/15/32	18,075,000	14,391,503
5.125% 2/1/28	15,645,000	14,887,823
5.5% 1/15/30	5,250,000	4,901,071
5.75% 4/1/33	32,215,000	29,462,660
JBS U.S.A. Lux. SA / JBS U.S.A. Food 6.75% 3/15/34 (b)	34,000,000	33,081,660
		172,033,826
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,550,301
TOTAL CONSUMER STAPLES		606,420,104
ENERGY - 3.0%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	200,143
4.85% 11/15/35	7,402,000	6,656,598
		6,856,741
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	610,994
Cenovus Energy, Inc. 5.25% 6/15/37	13,845,000	12,392,871
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,447,801
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	5,327,000	5,258,421
6.036% 11/15/33 (b)	14,358,000	14,014,913
6.497% 8/15/43 (b)	4,293,000	4,181,776
6.544% 11/15/53 (b)	7,728,000	7,555,099
6.714% 8/15/63 (b)	4,626,000	4,516,524
DCP Midstream Operating LP:
5.125% 5/15/29	15,661,000	14,919,719
5.6% 4/1/44	13,506,000	11,918,503
6.45% 11/3/36 (b)	10,621,000	10,443,103
Enbridge, Inc.:
4% 10/1/23	13,445,000	13,445,000
4.25% 12/1/26	8,321,000	7,938,476
Energy Transfer LP:
3.75% 5/15/30	27,891,000	24,295,671
3.9% 5/15/24 (c)	6,444,000	6,358,026
4.5% 4/15/24	6,244,000	6,190,472
4.95% 6/15/28	18,799,000	17,990,985
5% 5/15/50	29,826,000	23,396,929
5.25% 4/15/29	10,158,000	9,739,839
5.4% 10/1/47	6,651,000	5,485,403
5.8% 6/15/38	10,481,000	9,566,822
6% 6/15/48	26,826,000	23,809,031
6.25% 4/15/49	7,637,000	7,007,111
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,239,570
3.75% 2/15/25	285,000	276,806
Hess Corp.:
4.3% 4/1/27	23,059,000	21,903,225
5.6% 2/15/41	5,656,000	5,107,196
7.125% 3/15/33	4,791,000	5,059,146
7.3% 8/15/31	6,610,000	7,001,539
7.875% 10/1/29	20,178,000	21,879,203
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,575,513
MPLX LP:
2.65% 8/15/30	9,000,000	7,267,834
4.8% 2/15/29	5,370,000	5,094,856
4.875% 12/1/24	12,572,000	12,393,799
4.95% 9/1/32	30,925,000	28,163,752
5.5% 2/15/49	16,108,000	13,633,331
Occidental Petroleum Corp.:
5.55% 3/15/26	26,200,000	25,854,684
6.2% 3/15/40	7,169,000	6,833,527
6.45% 9/15/36	15,883,000	15,596,074
6.6% 3/15/46	28,439,000	27,943,593
7.5% 5/1/31	29,749,000	31,570,923
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	3,889,459
8.125% 9/15/30	13,383,000	14,545,615
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	21,960,717
5.35% 2/12/28	3,500,000	2,832,375
5.95% 1/28/31	16,274,000	11,587,088
6.35% 2/12/48	14,404,000	8,223,100
6.49% 1/23/27	37,360,000	32,970,200
6.5% 3/13/27	21,300,000	18,678,290
6.75% 9/21/47	102,130,000	59,809,881
6.84% 1/23/30	68,521,000	53,386,424
6.95% 1/28/60	18,760,000	11,051,985
7.69% 1/23/50	117,141,000	74,869,499
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,126,819
3.6% 11/1/24	6,641,000	6,460,848
3.8% 9/15/30	15,976,000	13,722,546
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	31,047,094
Shell International Finance BV 4.375% 5/11/45	6,392,000	5,245,634
Southeast Supply Header LLC 4.25% 6/15/24 (b)	10,683,000	10,215,619
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	4,413,951
3.5% 11/15/30	45,537,000	39,263,270
3.9% 1/15/25	4,336,000	4,219,490
4.3% 3/4/24	20,381,000	20,226,648
4.5% 11/15/23	6,265,000	6,249,349
4.55% 6/24/24	70,596,000	69,831,212
4.65% 8/15/32	32,200,000	29,291,332
5.3% 8/15/52	7,294,000	6,199,207
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,760,201
4.5% 3/1/28	3,100,000	2,884,721
4.65% 7/1/26	9,376,000	9,005,986
4.75% 8/15/28	5,504,000	5,147,658
6.35% 1/15/29	13,343,000	13,370,513
		1,092,364,791
TOTAL ENERGY		1,099,221,532
FINANCIALS - 13.7%
Banks - 6.0%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	60,618,414
2.972% 2/4/33 (c)	17,500,000	13,799,715
3.419% 12/20/28 (c)	23,187,000	20,799,865
3.5% 4/19/26	34,343,000	32,423,532
3.705% 4/24/28 (c)	58,915,000	54,260,301
3.95% 4/21/25	19,377,000	18,710,632
4.183% 11/25/27	22,749,000	21,147,494
4.2% 8/26/24	24,032,000	23,611,232
4.25% 10/22/26	20,189,000	19,178,763
4.271% 7/23/29 (c)	2,000,000	1,843,289
4.376% 4/27/28 (c)	40,000,000	37,770,198
4.45% 3/3/26	3,182,000	3,064,681
5.015% 7/22/33 (c)	50,000,000	46,002,258
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	32,558,707
2.894% 11/24/32 (c)	13,572,000	10,213,110
4.375% 1/12/26	28,767,000	27,568,544
5.088% 6/20/30 (c)	35,020,000	31,296,960
5.2% 5/12/26	11,811,000	11,378,597
5.829% 5/9/27 (c)	33,090,000	32,497,020
6.224% 5/9/34 (c)	31,185,000	29,541,220
6.692% 9/13/34 (c)	45,000,000	43,932,651
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	30,613,100
Citigroup, Inc.:
3.352% 4/24/25 (c)	23,697,000	23,274,346
3.785% 3/17/33 (c)	17,500,000	14,599,114
3.875% 3/26/25	35,450,000	34,245,855
4.3% 11/20/26	52,072,000	49,370,179
4.4% 6/10/25	11,010,000	10,683,383
4.412% 3/31/31 (c)	45,100,000	40,570,477
4.45% 9/29/27	69,500,000	65,249,962
4.91% 5/24/33 (c)	47,460,000	43,184,167
5.5% 9/13/25	42,579,000	42,065,023
6.174% 5/25/34 (c)	21,587,000	20,629,037
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	24,796,673
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	12,091,000	10,165,229
3.784% 3/14/32 (b)	10,165,000	8,224,466
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	23,301,677
3.973% 5/22/30 (c)	9,000,000	7,914,768
4.25% 3/14/24	10,444,000	10,352,880
4.95% 3/31/30	6,013,000	5,618,847
5.25% 3/14/44	2,847,000	2,371,457
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	21,002,000	20,511,923
5.71% 1/15/26 (b)	48,607,000	46,412,979
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	59,079,329
2.956% 5/13/31 (c)	18,323,000	15,054,629
2.963% 1/25/33 (c)	17,500,000	13,932,220
3.875% 9/10/24	90,088,000	88,236,504
4.125% 12/15/26	146,208,000	138,961,766
4.203% 7/23/29 (c)	3,000,000	2,780,273
4.452% 12/5/29 (c)	46,000,000	42,939,093
4.586% 4/26/33 (c)	70,000,000	63,101,169
5.299% 7/24/29 (c)	15,000,000	14,594,741
5.35% 6/1/34 (c)	60,000,000	56,896,610
5.717% 9/14/33 (c)	75,200,000	72,288,324
NatWest Group PLC:
3.073% 5/22/28 (c)	20,149,000	17,972,241
5.125% 5/28/24	125,085,000	124,098,408
Rabobank Nederland 4.375% 8/4/25	36,518,000	35,239,537
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	25,589,000	22,218,346
6.499% 3/9/29 (c)	35,670,000	34,787,559
Societe Generale:
1.038% 6/18/25 (b)(c)	55,000,000	52,708,150
1.488% 12/14/26 (b)(c)	40,199,000	35,888,306
3.337% 1/21/33 (b)(c)	17,500,000	13,568,157
Synchrony Bank:
5.4% 8/22/25	29,530,000	28,460,236
5.625% 8/23/27	26,739,000	24,955,397
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	19,012,782
3.526% 3/24/28 (c)	42,125,000	38,686,486
4.478% 4/4/31 (c)	60,800,000	55,160,638
5.389% 4/24/34 (c)	30,000,000	28,047,217
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	15,304,800
		2,220,345,643
Capital Markets - 2.8%
Affiliated Managers Group, Inc. 3.5% 8/1/25	27,065,000	25,709,384
Ares Capital Corp. 3.875% 1/15/26	54,729,000	51,210,710
Deutsche Bank AG 4.5% 4/1/25	67,655,000	65,087,556
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	4,469,000	3,419,839
6.72% 1/18/29 (c)	22,570,000	22,435,856
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	30,276,954
3.102% 2/24/33 (c)	47,500,000	37,986,072
3.691% 6/5/28 (c)	21,000,000	19,353,434
3.75% 2/25/26	15,000,000	14,259,429
3.8% 3/15/30	67,720,000	59,756,690
4.25% 10/21/25	22,692,000	21,867,479
4.411% 4/23/39 (c)	3,000,000	2,469,198
5.15% 5/22/45	9,000,000	7,712,253
6.75% 10/1/37	30,816,000	31,205,736
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,350,641
Moody's Corp.:
3.25% 1/15/28	10,681,000	9,793,132
3.25% 5/20/50	9,704,000	6,219,304
3.75% 3/24/25	21,924,000	21,284,827
Morgan Stanley:
2.943% 1/21/33 (c)	17,500,000	13,781,387
3.125% 7/27/26	24,646,000	22,891,087
3.622% 4/1/31 (c)	41,803,000	36,012,186
3.7% 10/23/24	15,967,000	15,601,813
4.21% 4/20/28 (c)	40,000,000	37,611,253
4.431% 1/23/30 (c)	54,318,000	50,251,990
5% 11/24/25	102,478,000	100,442,303
5.424% 7/21/34 (c)	47,424,000	44,734,672
6.342% 10/18/33 (c)	58,000,000	58,330,551
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	24,617,500
State Street Corp. 2.901% 3/30/26 (c)	2,660,000	2,537,445
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	21,586,680
2.593% 9/11/25 (b)(c)	48,618,000	46,793,833
3.091% 5/14/32 (b)(c)	13,398,000	10,582,401
3.75% 3/26/25	24,390,000	23,458,531
3.869% 1/12/29 (b)(c)	9,005,000	8,156,579
4.125% 9/24/25 (b)	17,678,000	16,943,419
4.194% 4/1/31 (b)(c)	40,079,000	34,998,771
4.55% 4/17/26	5,038,000	4,838,769
6.537% 8/12/33 (b)(c)	30,000,000	29,649,399
		1,038,219,063
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	47,436,000	45,123,071
2.45% 10/29/26	17,295,000	15,491,054
2.875% 8/14/24	28,486,000	27,668,176
3% 10/29/28	18,114,000	15,532,360
3.3% 1/30/32	19,378,000	15,403,801
4.45% 4/3/26	15,328,000	14,715,594
4.875% 1/16/24	28,044,000	27,931,631
6.5% 7/15/25	15,770,000	15,788,188
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,655,000
4.75% 6/9/27	60,000,000	55,309,052
5.125% 9/30/24	9,461,000	9,314,186
5.75% 11/20/25	16,947,000	16,461,595
5.8% 5/1/25	68,233,000	67,032,842
6.7% 2/14/33	50,000,000	43,404,517
7.1% 11/15/27	37,620,000	37,615,232
8% 11/1/31	11,577,000	11,688,542
Capital One Financial Corp.:
2.636% 3/3/26 (c)	21,697,000	20,476,936
3.273% 3/1/30 (c)	32,130,000	26,876,728
3.65% 5/11/27	57,194,000	52,286,611
3.8% 1/31/28	29,870,000	26,940,202
4.985% 7/24/26 (c)	31,384,000	30,450,420
5.247% 7/26/30 (c)	40,470,000	37,516,332
5.468% 2/1/29 (c)	26,778,000	25,490,008
5.817% 2/1/34 (c)	46,541,000	41,942,713
Discover Financial Services:
3.95% 11/6/24	41,289,000	40,152,651
4.1% 2/9/27	5,722,000	5,228,259
4.5% 1/30/26	23,106,000	22,097,828
6.7% 11/29/32	7,907,000	7,643,149
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	76,889,224
5.584% 3/18/24	30,750,000	30,555,463
Synchrony Financial:
3.95% 12/1/27	37,530,000	32,988,129
4.25% 8/15/24	29,533,000	28,841,992
4.375% 3/19/24	24,886,000	24,581,114
5.15% 3/19/29	40,161,000	35,970,061
Toyota Motor Credit Corp.:
3% 4/1/25	29,531,000	28,457,191
3.375% 4/1/30	9,583,000	8,476,231
		1,031,996,083
Financial Services - 1.0%
Blackstone Private Credit Fund:
2.625% 12/15/26	30,000,000	25,822,317
4.7% 3/24/25	43,143,000	41,853,450
7.05% 9/29/25	39,080,000	39,139,975
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	433,517
4.05% 7/1/30	22,047,000	19,247,104
4.125% 6/15/26	26,610,000	25,059,309
4.125% 5/15/29	24,028,000	21,402,126
Corebridge Financial, Inc.:
3.5% 4/4/25	9,337,000	8,958,113
3.65% 4/5/27	33,012,000	30,560,101
3.85% 4/5/29	13,061,000	11,732,481
3.9% 4/5/32	15,550,000	13,085,262
4.35% 4/5/42	3,537,000	2,674,467
4.4% 4/5/52	10,459,000	7,651,554
Jackson Financial, Inc.:
3.125% 11/23/31	5,636,000	4,319,557
5.17% 6/8/27	14,655,000	14,126,580
5.67% 6/8/32	27,163,000	25,409,034
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	2,844,109
3.35% 3/26/30	4,213,000	3,766,465
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	29,300,000	29,154,032
Pine Street Trust I 4.572% 2/15/29 (b)	27,943,000	25,143,994
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	24,264,524
		376,648,071
Insurance - 1.1%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	8,800,287
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	10,247,258
3.375% 4/7/30 (b)	30,867,000	27,024,824
American International Group, Inc. 2.5% 6/30/25	33,734,000	31,822,290
Aon PLC 4% 11/27/23	13,880,000	13,819,555
Five Corners Funding Trust II 2.85% 5/15/30 (b)	48,444,000	40,392,920
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	3,105,979
4.569% 2/1/29 (b)	27,600,000	26,034,705
Lincoln National Corp. 3.4% 1/15/31	34,132,000	27,593,987
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	18,672,081
4.75% 3/15/39	9,035,000	7,929,740
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	12,667,294
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	5,128,028
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	1,951
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	13,606,862
Progressive Corp. 3.2% 3/26/30	3,815,000	3,319,714
Prudential Financial, Inc. 6% 9/1/52 (c)	55,017,000	50,365,241
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	11,400,000	10,681,800
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	10,709,808
4.9% 9/15/44 (b)	29,277,000	24,639,255
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	8,178,744
Unum Group:
3.875% 11/5/25	16,863,000	16,118,827
4% 6/15/29	21,076,000	18,951,197
5.75% 8/15/42	29,395,000	25,583,792
		415,396,139
TOTAL FINANCIALS		5,082,604,999
HEALTH CARE - 2.0%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	15,442,846
Amgen, Inc.:
1.65% 8/15/28	65,000,000	54,722,532
5.15% 3/2/28	20,069,000	19,737,776
5.25% 3/2/30	18,321,000	17,899,374
5.25% 3/2/33	20,683,000	19,772,098
5.6% 3/2/43	19,649,000	18,267,335
5.65% 3/2/53	9,768,000	9,142,093
5.75% 3/2/63	17,801,000	16,421,078
		171,405,132
Health Care Providers & Services - 1.1%
Centene Corp.:
2.45% 7/15/28	32,380,000	27,355,099
2.625% 8/1/31	15,205,000	11,648,776
3.375% 2/15/30	17,480,000	14,579,579
4.25% 12/15/27	19,645,000	18,110,922
4.625% 12/15/29	30,530,000	27,496,234
Cigna Group:
3.05% 10/15/27	67,800,000	61,634,132
4.375% 10/15/28	29,050,000	27,487,400
4.8% 8/15/38	18,087,000	15,932,344
4.9% 12/15/48	18,071,000	15,228,853
5.4% 3/15/33	30,000,000	29,086,373
CVS Health Corp.:
3% 8/15/26	2,965,000	2,756,568
3.625% 4/1/27	7,479,000	6,987,529
3.875% 7/20/25	20,803,000	20,099,740
5% 1/30/29	15,279,000	14,780,935
5.25% 1/30/31	6,265,000	6,019,553
HCA Holdings, Inc.:
3.5% 9/1/30	18,350,000	15,524,568
3.625% 3/15/32	4,185,000	3,468,899
5.625% 9/1/28	19,094,000	18,620,125
5.875% 2/1/29	21,003,000	20,662,303
Humana, Inc. 3.7% 3/23/29	12,046,000	10,988,635
Sabra Health Care LP:
3.2% 12/1/31	39,949,000	29,892,349
3.9% 10/15/29	10,094,000	8,381,322
Toledo Hospital 5.325% 11/15/28	9,969,000	7,863,049
		414,605,287
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	61,615,170
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	6,362,000	6,187,045
Mylan NV 4.55% 4/15/28	6,911,000	6,356,828
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	11,592,219
Viatris, Inc.:
1.65% 6/22/25	4,370,000	4,036,585
2.7% 6/22/30	39,716,000	31,048,190
3.85% 6/22/40	9,677,000	6,302,511
4% 6/22/50	16,712,000	10,102,962
		137,241,510
TOTAL HEALTH CARE		723,251,929
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	8,337,713
The Boeing Co.:
5.805% 5/1/50	29,870,000	27,047,800
5.93% 5/1/60	12,640,000	11,349,685
		46,735,198
Ground Transportation - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	4,240,456
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,792,633
3.05% 4/15/30	1,519,000	1,313,028
3.7% 4/15/50	1,875,000	1,336,708
		4,442,369
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.125% 12/14/23 (b)	30,000,000	29,705,195
1.625% 12/13/24 (b)	28,773,000	27,335,184
2% 12/14/26 (b)	30,000,000	26,801,499
Deere & Co.:
2.75% 4/15/25	3,746,000	3,595,108
3.1% 4/15/30	9,897,000	8,701,594
		96,138,580
Professional Services - 0.1%
Leidos, Inc. 3.625% 5/15/25	12,349,000	11,872,647
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	2,948,436
		14,821,083
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 7/1/25	28,656,000	27,223,037
4.25% 2/1/24	28,366,000	28,168,646
4.25% 9/15/24	16,843,000	16,543,260
		71,934,943
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	10,113,000	9,898,564
4.375% 5/1/26 (b)	21,306,000	20,004,976
5.25% 5/15/24 (b)	21,769,000	21,559,634
6.375% 5/4/28 (b)	33,577,000	32,989,537
		84,452,711
TOTAL INDUSTRIALS		322,765,340
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp.:
5.25% 2/1/28	28,212,000	27,781,273
5.3% 10/1/29	11,000,000	10,678,446
5.85% 7/15/25	5,417,000	5,409,779
6.02% 6/15/26	7,709,000	7,739,057
6.1% 7/15/27	9,944,000	10,067,756
6.2% 7/15/30	8,607,000	8,677,471
		70,353,782
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	6,124,355
2.45% 2/15/31 (b)	61,131,000	47,780,300
2.6% 2/15/33 (b)	61,131,000	45,584,413
3.5% 2/15/41 (b)	49,365,000	34,310,764
3.75% 2/15/51 (b)	23,167,000	15,488,263
		149,288,095
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	24,552,000	23,376,387
2.8% 4/1/27	24,552,000	22,292,458
2.95% 4/1/30	24,600,000	20,700,565
3.6% 4/1/40	24,550,000	17,738,396
3.6% 4/1/50	24,550,000	15,880,229
3.85% 4/1/60	24,600,000	15,643,537
		115,631,572
TOTAL INFORMATION TECHNOLOGY		335,273,449
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	18,666,000	18,431,403
6.55% 11/15/30	18,931,000	18,526,449
6.7% 11/15/33	11,063,000	10,768,884
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	13,064,471
		60,791,207
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	14,166,629
4.9% 12/15/30	17,745,000	16,538,543
American Homes 4 Rent LP:
2.375% 7/15/31	3,169,000	2,416,139
3.625% 4/15/32	14,296,000	11,829,045
4.3% 4/15/52	9,909,000	7,167,025
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	13,027,474
4.5% 12/1/28	18,628,000	16,866,890
6.75% 12/1/27	24,397,000	24,525,945
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,268,273
2.25% 3/15/26	7,272,000	6,547,011
2.75% 4/15/31	7,105,000	5,332,686
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	5,050,806
3.5% 8/1/26	6,318,000	5,869,089
Healthpeak OP, LLC:
3.25% 7/15/26	2,733,000	2,568,914
3.4% 2/1/25	912,000	880,288
3.5% 7/15/29	3,125,000	2,756,501
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	28,009,616
Invitation Homes Operating Partnership LP 4.15% 4/15/32	21,143,000	18,184,541
Kite Realty Group Trust:
4% 3/15/25	27,373,000	26,210,175
4.75% 9/15/30	42,235,000	37,603,736
LXP Industrial Trust (REIT):
2.7% 9/15/30	7,890,000	6,109,738
4.4% 6/15/24	8,117,000	7,967,214
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	26,948,000	19,720,472
3.375% 2/1/31	14,471,000	11,313,317
3.625% 10/1/29	26,970,000	22,482,576
4.5% 1/15/25	12,446,000	12,095,572
4.5% 4/1/27	86,567,000	80,644,541
4.75% 1/15/28	28,933,000	26,776,130
4.95% 4/1/24	6,427,000	6,381,453
5.25% 1/15/26	28,200,000	27,484,058
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	4,105,173
Prologis LP 3.25% 6/30/26	2,124,000	2,002,111
Realty Income Corp.:
2.2% 6/15/28	3,445,000	2,944,188
2.85% 12/15/32	4,238,000	3,310,638
3.25% 1/15/31	4,502,000	3,782,993
3.4% 1/15/28	7,083,000	6,449,583
Regency Centers LP 3.7% 6/15/30	25,000,000	21,750,181
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,463,981
5% 12/15/23	3,475,000	3,465,944
Simon Property Group LP 2.65% 2/1/32	30,000,000	23,421,480
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	10,461,935
4.25% 2/1/26	15,247,000	14,274,825
Store Capital Corp.:
2.75% 11/18/30	8,515,000	6,099,957
4.625% 3/15/29	8,847,000	7,567,314
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	5,900,833
2.7% 7/15/31	18,176,000	13,988,723
Ventas Realty LP:
2.5% 9/1/31	53,031,000	40,629,486
3% 1/15/30	35,454,000	29,422,480
3.5% 2/1/25	7,488,000	7,205,436
3.75% 5/1/24	7,900,000	7,790,003
4% 3/1/28	10,351,000	9,500,813
4.125% 1/15/26	7,649,000	7,320,726
4.375% 2/1/45	3,802,000	2,730,115
4.75% 11/15/30	41,973,000	38,385,979
VICI Properties LP:
4.375% 5/15/25	3,704,000	3,579,998
4.75% 2/15/28	29,291,000	27,394,974
4.95% 2/15/30	38,231,000	34,980,127
5.125% 5/15/32	10,549,000	9,442,128
Vornado Realty LP 2.15% 6/1/26	7,918,000	6,731,469
Welltower OP LLC 4% 6/1/25	4,568,000	4,413,485
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,389,175
4% 2/1/25	26,847,000	26,106,612
4.6% 4/1/24	14,578,000	14,432,358
		878,239,620
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	20,195,000	16,708,663
4.1% 10/1/24	23,803,000	23,070,316
4.55% 10/1/29	27,295,000	21,211,490
7.8% 3/15/28	33,242,000	30,945,451
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	18,229,643
4.875% 3/1/26	19,900,000	19,360,683
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,209,735
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,425,690
Tanger Properties LP:
2.75% 9/1/31	18,732,000	13,511,089
3.125% 9/1/26	16,602,000	15,002,001
3.875% 7/15/27	28,881,000	25,463,274
		192,138,035
TOTAL REAL ESTATE		1,070,377,655
UTILITIES - 1.3%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	29,471,000	24,606,200
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	13,134,564
3.743% 5/1/26	60,730,000	56,627,390
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,065,901
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	8,223,008
2.775% 1/7/32 (b)	19,219,000	14,292,529
Exelon Corp.:
2.75% 3/15/27	6,523,000	5,923,456
3.35% 3/15/32	7,920,000	6,591,273
4.05% 4/15/30	7,291,000	6,561,974
4.1% 3/15/52	5,867,000	4,242,892
4.7% 4/15/50	3,246,000	2,594,246
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	9,329,347
Southern Co. 5.7% 3/15/34	27,735,000	27,162,080
		180,354,860
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	6,263,992	6,307,652
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,323,636
The AES Corp.:
1.375% 1/15/26	30,500,000	27,160,684
2.45% 1/15/31	28,885,000	22,214,456
3.3% 7/15/25 (b)	37,234,000	35,267,162
3.95% 7/15/30 (b)	42,717,000	36,818,637
		127,784,575
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	3,681,524
4.05% 4/15/25	53,700,000	52,309,934
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	3,290,000	2,888,264
NiSource, Inc.:
2.95% 9/1/29	40,740,000	35,112,954
3.6% 5/1/30	22,835,000	19,890,869
Puget Energy, Inc.:
4.1% 6/15/30	25,767,000	22,451,506
4.224% 3/15/32	27,319,000	23,311,026
Sempra 6% 10/15/39	5,386,000	5,116,080
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7387% 5/15/67 (c)(d)	12,629,000	11,303,139
		176,065,296
TOTAL UTILITIES		490,512,383
TOTAL NONCONVERTIBLE BONDS (Cost $12,427,064,287)		10,947,073,669

U.S. Treasury Obligations - 40.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	558,169,902
1.875% 11/15/51	120,053,000	66,915,478
2% 8/15/51	733,544,000	423,277,811
2.375% 2/15/42	95,700,000	66,044,503
2.875% 5/15/52	556,400,000	394,500,642
3% 2/15/49	794,760,000	580,950,931
3.375% 8/15/42	485,600,000	393,449,815
3.625% 2/15/53	242,364,000	200,442,602
3.625% 5/15/53	222,790,000	184,463,158
4.125% 8/15/53	495,593,000	449,905,520
U.S. Treasury Notes:
1.25% 4/30/28	2,172,413,000	1,870,311,800
1.5% 11/30/28	800,000,000	685,531,248
2.375% 3/31/29	504,000,000	448,717,500
2.625% 7/31/29	273,317,000	245,227,272
2.75% 8/15/32	913,762,000	791,260,782
2.875% 5/15/32	763,588,000	670,257,266
3.375% 5/15/33	465,000,000	421,696,875
3.5% 4/30/30	528,900,000	494,996,685
3.5% 2/15/33	470,900,000	432,050,750
3.75% 5/31/30	514,100,000	488,073,688
3.75% 6/30/30	543,000,000	515,383,357
3.875% 12/31/27	700,000,000	678,546,330
3.875% 11/30/29	255,000,000	244,401,563
3.875% 8/15/33	477,166,000	450,847,313
4% 6/30/28	175,000,000	170,331,054
4% 7/31/30	1,606,800,000	1,547,800,313
4.125% 11/15/32	1,530,767,000	1,476,353,009
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,231,119,897)		14,949,907,167

U.S. Government Agency - Mortgage Securities - 23.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 4.438% 5/1/34 (c)(d)	31,429	31,422
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.390% 4.322% 5/1/33 (c)(d)	1,328	1,323
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 4.572% 9/1/33 (c)(d)	74,787	74,381
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (c)(d)	16,537	16,598
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 3.846% 1/1/35 (c)(d)	16,549	16,659
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	2,144	2,159
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.724% 1/1/35 (c)(d)	34,155	34,288
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.023% 2/1/33 (c)(d)	188	189
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.371% 3/1/35 (c)(d)	23,711	23,756
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (c)(d)	13,127	13,149
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	31,727	32,086
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 6.44% 10/1/33 (c)(d)	2,892	2,919
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (c)(d)	17,476	17,597
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (c)(d)	2,955	2,987
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 4.293% 3/1/33 (c)(d)	16,849	16,930
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 3.815% 9/1/36 (c)(d)	9,143	9,218
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.468% 7/1/35 (c)(d)	73,751	74,518
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 3.895% 6/1/47 (c)(d)	25,914	26,488
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.911% 11/1/36 (c)(d)	106,733	107,603
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.87% 5/1/35 (c)(d)	30,769	31,011
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 4.634% 7/1/43 (c)(d)	273,924	277,012
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.192% 6/1/42 (c)(d)	30,118	30,495
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 4.737% 3/1/36 (c)(d)	54,412	54,978
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.021% 3/1/40 (c)(d)	34,452	34,963
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.105% 5/1/36 (c)(d)	71,717	72,570
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.469% 5/1/36 (c)(d)	26,984	27,330
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.454% 7/1/35 (c)(d)	20,651	20,789
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(d)	51,671	52,299
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.055% 1/1/42 (c)(d)	75,899	77,036
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.8% 12/1/40 (c)(d)	1,012,094	1,026,671
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	14,015	14,218
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.06% 12/1/39 (c)(d)	10,717	10,880
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.068% 9/1/41 (c)(d)	11,622	11,772
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (c)(d)	45,035	45,637
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (c)(d)	22,704	23,061
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.295% 2/1/35 (c)(d)	45,698	46,104
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 4.08% 10/1/41 (c)(d)	9,583	9,494
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	78,278	79,646
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 4.746% 9/1/35 (c)(d)	4,572	4,621
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 5.75% 3/1/36 (c)(d)	45,578	46,510
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	16,656	16,806
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.405% 8/1/36 (c)(d)	88,419	89,682
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	24,064	24,513
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.474% 10/1/33 (c)(d)	28,108	28,467
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.878% 5/1/35 (c)(d)	11,402	11,581
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.303% 7/1/34 (c)(d)	31,607	32,055
1.5% 11/1/35 to 9/1/51 (e)	216,681,876	166,833,393
2% 2/1/28 to 3/1/52	627,582,439	501,505,198
2.5% 1/1/28 to 5/1/53	849,957,680	696,280,043
3% 12/1/28 to 3/1/52 (f)	370,619,008	318,972,568
3.25% 12/1/41	17,459	15,603
3.4% 7/1/42 to 9/1/42	346,406	308,271
3.5% 10/1/33 to 4/1/52 (f)(g)	251,067,087	220,246,860
3.65% 5/1/42 to 8/1/42	103,553	92,557
3.9% 4/1/42	28,037	25,438
4% 3/1/36 to 4/1/52	124,187,926	113,362,140
4.25% 11/1/41	55,119	51,617
4.5% to 4.5% 6/1/24 to 1/1/53	184,165,382	172,543,300
5% 6/1/24 to 12/1/52	135,429,390	129,231,046
5.283% 8/1/41 (c)	664,201	653,035
5.5% 9/1/24 to 10/1/53	190,749,659	185,002,333
6% to 6% 9/1/29 to 6/1/53	72,732,418	72,331,253
6.5% 12/1/23 to 9/1/53	59,770,990	60,247,340
6.691% 2/1/39 (c)	334,677	337,547
7% to 7% 11/1/23 to 7/1/37	359,331	368,186
7.5% to 7.5% 7/1/25 to 11/1/31	269,210	275,160
8% 3/1/37	8,801	9,423
TOTAL FANNIE MAE		2,641,396,782
Freddie Mac - 5.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 4.424% 8/1/37 (c)(d)	23,459	23,194
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 3.575% 1/1/36 (c)(d)	12,302	12,230
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 3.873% 3/1/36 (c)(d)	65,346	65,301
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 3.824% 3/1/36 (c)(d)	38,159	38,221
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 6.391% 4/1/35 (c)(d)	54,236	54,867
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4% 12/1/40 (c)(d)	363,068	367,724
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.991% 9/1/41 (c)(d)	178,154	180,206
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(d)	85,471	86,199
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.626% 5/1/35 (c)(d)	76,686	77,302
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (c)(d)	25,932	26,163
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 4.787% 10/1/36 (c)(d)	63,390	63,740
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	4,600	4,635
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.675% 9/1/41 (c)(d)	17,531	17,744
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.671% 10/1/42 (c)(d)	57,307	57,224
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.212% 5/1/41 (c)(d)	32,449	32,777
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	37,659	38,050
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (c)(d)	34,989	35,394
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	11,470	11,620
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.001% 10/1/35 (c)(d)	30,789	30,978
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (c)(d)	21,487	21,673
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.385% 6/1/37 (c)(d)	13,829	14,060
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	454	454
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	25,806	26,135
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 4.45% 12/1/36 (c)(d)	44,280	45,099
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 7.546% 10/1/35 (c)(d)	28,061	28,863
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.865% 6/1/33 (c)(d)	42,362	42,413
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	3,484	3,511
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.196% 6/1/33 (c)(d)	84,808	85,175
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.466% 3/1/35 (c)(d)	153,489	155,395
1.5% 7/1/35 to 6/1/51	299,182,401	225,785,925
2% 6/1/35 to 4/1/52	639,571,667	508,890,410
2.5% 1/1/28 to 8/1/53	388,766,778	321,502,229
3% 12/1/30 to 3/1/52	241,580,171	206,251,504
3.5% 12/1/29 to 4/1/52 (f)	268,067,076	236,851,537
4% 1/1/36 to 10/1/52 (e)(g)	144,505,697	131,696,767
4% 4/1/48	27,938	25,321
4.5% 6/1/25 to 4/1/53	80,008,785	74,678,345
5% 8/1/33 to 8/1/53	154,118,364	146,688,276
5.5% 10/1/52 to 8/1/53 (e)	233,057,093	226,101,577
6% 7/1/28 to 7/1/53	35,129,157	34,961,500
6.5% 5/1/26 to 10/1/53	27,222,687	27,557,793
7% 3/1/26 to 9/1/36	266,892	274,391
7.5% 7/1/26 to 6/1/32	61,309	63,031
8% 7/1/24 to 4/1/32	10,625	10,954
8.5% 1/1/25 to 1/1/28	4,022	4,113
TOTAL FREDDIE MAC		2,142,990,020
Ginnie Mae - 4.5%
3% 5/15/42 to 5/20/50	16,974,840	14,456,465
3.5% 9/20/40 to 2/20/50	47,142,979	42,289,494
4% 7/15/39 to 5/20/49	52,104,191	48,057,079
4.5% 6/20/33 to 8/15/41	25,345,244	24,148,605
5.5% 7/15/33 to 9/15/39	909,962	909,266
6% to 6% 10/15/30 to 5/15/40	860,730	872,630
7% to 7% 3/15/24 to 11/15/32	790,800	804,964
7.5% to 7.5% 11/15/23 to 9/15/31	95,715	96,988
8% 4/15/24 to 11/15/29	11,254	11,426
8.5% 11/15/27 to 11/15/31	19,459	20,271
2% 10/20/50 to 4/20/51	188,814,122	149,918,342
2% 10/1/53 (h)	13,100,000	10,359,659
2% 10/1/53 (h)	163,950,000	129,653,906
2% 10/1/53 (h)	94,300,000	74,573,732
2% 10/1/53 (h)	31,100,000	24,594,306
2% 10/1/53 (h)	50,200,000	39,698,848
2% 10/1/53 (h)	16,400,000	12,969,345
2.5% 6/20/51 to 9/20/51	61,591,590	50,407,531
2.5% 10/1/53 (h)	34,450,000	28,150,538
2.5% 10/1/53 (h)	103,850,000	84,860,186
2.5% 10/1/53 (h)	68,550,000	56,015,077
2.5% 10/1/53 (h)	34,300,000	28,027,967
2.5% 10/1/53 (h)	13,700,000	11,194,844
2.5% 10/1/53 (h)	34,300,000	28,027,967
2.5% 10/1/53 (h)	25,500,000	20,837,118
2.5% 11/1/53 (h)	128,950,000	105,435,929
3% 10/1/53 (h)	84,400,000	71,524,426
3% 10/1/53 (h)	85,500,000	72,456,616
3% 10/1/53 (h)	59,750,000	50,634,887
3% 11/1/53 (h)	55,700,000	47,220,143
3% 11/1/53 (h)	55,400,000	46,965,815
3.5% 10/1/53 (h)	22,850,000	20,017,827
3.5% 10/1/53 (h)	76,650,000	67,149,516
3.5% 10/1/53 (h)	23,700,000	20,762,473
3.5% 10/1/53 (h)	24,300,000	21,288,105
3.5% 10/1/53 (h)	14,800,000	12,965,595
3.5% 10/1/53 (h)	8,850,000	7,753,075
4% 10/1/53 (h)	41,300,000	37,210,168
4.5% 10/1/53 (h)	35,500,000	32,790,072
5% 12/15/32 to 4/20/48	10,819,489	10,556,240
5% 10/1/53 (h)	37,100,000	35,166,619
5% 10/1/53 (h)	34,700,000	32,891,689
5.5% 10/1/53 (h)	87,400,000	84,822,006
6.5% 3/20/31 to 6/15/37	118,917	121,194
TOTAL GINNIE MAE		1,658,688,949
Uniform Mortgage Backed Securities - 5.9%
1.5% 10/1/38 (h)	37,300,000	31,046,655
2% 10/1/53 (h)	114,200,000	86,809,187
2% 10/1/53 (h)	45,650,000	34,700,870
2% 10/1/53 (h)	45,650,000	34,700,870
2% 10/1/53 (h)	68,500,000	52,070,309
2% 10/1/53 (h)	129,300,000	98,287,460
2% 10/1/53 (h)	43,800,000	33,294,592
2% 10/1/53 (h)	63,500,000	48,269,557
2% 10/1/53 (h)	16,400,000	12,466,468
2% 10/1/53 (h)	29,400,000	22,348,425
2% 10/1/53 (h)	90,050,000	68,451,553
2% 10/1/53 (h)	45,850,000	34,852,900
2% 10/1/53 (h)	45,400,000	34,510,833
2% 10/1/53 (h)	33,300,000	25,313,012
2% 10/1/53 (h)	26,400,000	20,067,973
2% 10/1/53 (h)	26,600,000	20,220,003
2% 11/1/53 (h)	45,850,000	34,906,632
2% 11/1/53 (h)	97,900,000	74,533,463
2% 11/1/53 (h)	90,050,000	68,557,082
2% 11/1/53 (h)	45,400,000	34,564,037
2% 11/1/53 (h)	89,900,000	68,442,884
2% 11/1/53 (h)	55,650,000	42,367,592
2% 11/1/53 (h)	44,400,000	33,802,715
2.5% 10/1/53 (h)	48,450,000	38,428,772
2.5% 10/1/53 (h)	74,800,000	59,328,630
2.5% 11/1/53 (h)	79,350,000	63,018,112
2.5% 11/1/53 (h)	38,000,000	30,178,806
3% 10/1/53 (h)	58,150,000	48,075,989
3% 10/1/53 (h)	116,300,000	96,151,979
3% 10/1/53 (h)	18,625,000	15,398,371
3% 10/1/53 (h)	12,400,000	10,251,802
3% 10/1/53 (h)	37,700,000	31,168,784
3% 10/1/53 (h)	18,900,000	15,625,730
3% 10/1/53 (h)	37,000,000	30,590,053
3% 10/1/53 (h)	24,400,000	20,172,900
3% 11/1/53 (h)	78,500,000	64,974,120
3% 11/1/53 (h)	84,350,000	69,816,141
3.5% 10/1/53 (h)	24,700,000	21,238,137
3.5% 10/1/53 (h)	14,100,000	12,123,795
3.5% 11/1/53 (h)	24,850,000	21,388,470
4% 10/1/53 (h)	62,425,000	55,597,241
4% 10/1/53 (h)	56,675,000	50,476,149
4% 10/1/53 (h)	16,100,000	14,339,056
4% 10/1/53 (h)	37,300,000	33,220,298
5% 10/1/38 (h)	28,200,000	27,453,146
5% 10/1/38 (h)	28,200,000	27,453,146
5% 10/1/38 (h)	34,600,000	33,683,647
5% 11/1/38 (h)	46,700,000	45,461,362
5% 10/1/53 (h)	5,925,000	5,591,028
6.5% 10/1/53 (h)	37,600,000	37,779,720
6.5% 10/1/53 (h)	27,300,000	27,430,489
6.5% 10/1/53 (h)	79,900,000	80,281,906
6.5% 10/1/53 (h)	50,000,000	50,238,990
6.5% 10/1/53 (h)	17,000,000	17,081,257
6.5% 10/1/53 (h)	23,700,000	23,813,281
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,192,416,379
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,402,135,639)		8,635,492,130

Asset-Backed Securities - 6.8%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	10,582,967	6,826,102
Series 2019-1 Class A, 3.844% 5/15/39 (b)	7,144,584	5,358,635
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	19,116,392	16,630,030
Class B, 4.458% 10/16/39 (b)	4,664,187	1,865,417
Series 2021-1A Class A, 2.95% 11/16/41 (b)	22,042,377	19,397,733
Series 2021-2A Class A, 2.798% 1/15/47 (b)	42,894,074	36,672,730
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	28,853,462	27,777,516
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 1/15/32 (b)(c)(d)	7,556,000	7,523,811
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6996% 10/17/34 (b)(c)(d)	17,910,000	17,800,373
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5778% 4/20/34 (b)(c)(d)	46,919,000	46,396,088
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8261% 7/20/35 (b)(c)(d)	25,047,000	24,934,940
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7278% 7/20/34 (b)(c)(d)	21,007,000	20,813,568
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	19,110,000	18,873,949
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	6,093,411	5,301,267
Class B, 4.335% 1/16/40 (b)	1,196,541	616,362
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8896% 10/15/32 (b)(c)(d)	24,769,000	24,780,196
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6996% 7/15/34 (b)(c)(d)	26,517,000	26,277,976
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.638% 1/15/35 (b)(c)(d)	37,068,000	36,536,000
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6396% 4/15/34 (b)(c)(d)	29,947,000	29,583,294
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8196% 4/17/33 (b)(c)(d)	69,645,000	69,283,403
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/36 (b)(c)(d)	17,946,000	17,829,477
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	23,400,000	23,064,912
Barings CLO Ltd. Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8078% 1/20/32 (b)(c)(d)	28,600,000	28,541,256
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.608% 1/17/35 (b)(c)(d)	38,048,000	37,636,359
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6996% 1/15/35 (b)(c)(d)	27,114,000	26,892,750
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	29,730,327	27,371,820
Class AA, 2.487% 12/16/41 (b)(c)	1,815,201	1,749,437
Series 2021-1A Class A, 2.443% 7/15/46 (b)	30,230,360	25,808,202
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5596% 4/15/29 (b)(c)(d)	26,197,714	26,116,318
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	21,500,000	20,973,278
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	21,040,338	18,711,478
Class B, 5.095% 4/15/39 (b)	10,307,675	6,606,659
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	10,074,317	9,159,404
Series 2021-1A Class A, 3.474% 1/15/46 (b)	5,090,488	4,695,873
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(c)(d)	21,787,000	21,614,970
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6461% 4/20/35 (b)(c)(d)	35,314,000	35,012,348
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(d)	16,882,000	16,732,763
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(c)(d)	25,314,000	25,307,013
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6378% 4/20/34 (b)(c)(d)	26,059,000	25,733,289
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7578% 10/20/34 (b)(c)(d)	27,352,000	26,918,936
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	13,798,250	13,208,600
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	11,600,000	11,607,033
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	10,063,000	10,015,797
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7878% 4/20/34 (b)(c)(d)	28,400,000	28,126,536
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0456% 7/24/34 (b)(c)(d)	37,609,000	37,434,870
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8978% 1/20/34 (b)(c)(d)	37,850,000	37,651,893
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	36,167,985	32,836,190
Discover Card Execution Note Trust Series 2023-A2 Class A, 4.93% 6/15/28	15,200,000	15,015,548
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	5,800,000	5,797,491
Class A3, 5.64% 2/22/28 (b)	7,444,000	7,431,833
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	20,921,200	18,095,729
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6261% 4/20/35 (b)(c)(d)	19,817,000	19,542,376
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(d)	18,048,000	17,928,486
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7915% 1/18/32 (b)(c)(d)	22,160,000	22,119,381
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7496% 4/17/33 (b)(c)(d)	20,000,000	19,740,540
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/35 (b)(c)(d)	23,913,000	23,697,998
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7714% 2/20/35 (b)(c)(d)	14,569,000	14,399,023
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 4/15/31 (b)(c)(d)	12,634,000	12,552,397
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 1/15/35 (b)(c)(d)	32,919,000	32,565,746
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8196% 1/15/34 (b)(c)(d)	6,000,000	5,950,140
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.6917% 7/19/34 (b)(c)(d)	19,090,000	18,965,858
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7134% 11/16/34 (b)(c)(d)	27,750,000	27,518,843
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9414% 11/20/33 (b)(c)(d)	36,187,000	36,118,136
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (b)	11,685,000	11,604,377
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	31,100,000	30,521,916
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	9,961,000	9,923,607
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	15,130,000	15,106,733
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	23,205,000	22,687,784
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	7,660,000	7,630,315
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	11,011,688	9,429,177
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	12,161,478	10,459,138
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (b)	23,378,000	23,304,413
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7372% 10/22/34 (b)(c)(d)	19,246,000	19,074,653
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.638% 4/15/35 (b)(c)(d)	46,050,000	45,459,777
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 Month Index + 1.230% 6.5592% 7/25/33 (c)(d)	594,514	579,696
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7796% 1/15/33 (b)(c)(d)	13,900,000	13,894,704
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7217% 4/19/34 (b)(c)(d)	30,470,000	30,302,963
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7072% 1/22/35 (b)(c)(d)	32,026,000	31,763,259
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/15/34 (b)(c)(d)	27,800,000	27,570,622
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8072% 1/22/31 (b)(c)(d)	7,913,000	7,835,445
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(c)(d)	17,468,000	17,483,896
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7278% 10/20/34 (b)(c)(d)	6,442,000	6,407,194
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(d)	32,900,000	32,720,892
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6078% 4/20/34 (b)(c)(d)	25,147,000	24,859,821
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7428% 1/25/35 (b)(c)(d)	23,616,000	23,481,153
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5596% 1/15/34 (b)(c)(d)	26,100,000	25,963,158
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6578% 10/20/30 (b)(c)(d)	31,761,746	31,689,425
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6792% 1/25/36 (c)(d)	646,710	631,243
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.7178% 10/20/34 (b)(c)(d)	26,956,000	26,750,703
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	22,143,275	18,460,118
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	32,408,470	28,964,973
Class A2II, 4.008% 12/5/51 (b)	20,158,025	16,248,457
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	18,859,212	15,988,463
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/34 (b)(c)(d)	35,857,000	35,597,646
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.648% 1/15/37 (b)(c)(d)	38,243,000	37,814,564
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	18,508,995	15,662,127
Class B, 4.335% 3/15/40 (b)	2,231,281	1,595,410
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	27,074,422
1.884% 7/15/50 (b)	10,516,000	9,509,097
2.328% 7/15/52 (b)	8,041,000	6,840,057
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)(i)	9,590,875	7,900,297
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0761% 7/20/30 (b)(c)(d)	5,314,425	5,314,526
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6656% 4/23/35 (b)(c)(d)	39,612,000	39,008,709
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5296% 4/16/31 (b)(c)(d)	16,060,621	16,022,204
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6296% 7/15/32 (b)(c)(d)	3,663,000	3,641,051
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5617% 4/19/34 (b)(c)(d)	15,000,000	14,803,320
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6678% 4/20/33 (b)(c)(d)	30,228,000	29,979,919
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2942% 9/25/34 (c)(d)	50,373	48,176
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	17,400,000	17,335,469
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	27,131,764	23,062,270
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	28,611,051	24,070,477
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	18,196,522	18,112,739
Class A3, 4.93% 4/20/26 (b)	18,007,000	17,783,204
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.0904% 4/6/42 (b)(c)(d)(i)	3,641,000	2,577,828
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (b)	3,395,488	3,360,862
3.12% 3/20/32 (b)	5,477,107	5,385,111
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.7261% 10/20/34 (b)(c)(d)	34,250,000	34,262,604
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	10,900,000	10,761,134
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8578% 7/20/32 (b)(c)(d)	31,233,000	31,187,462
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7417% 7/19/34 (b)(c)(d)	21,162,000	21,017,019
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(d)	36,484,000	36,066,222
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.7196% 7/16/34 (b)(c)(d)	17,721,000	17,471,577
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	10,380,000	10,332,082
Class A3, 4.66% 5/15/28	19,065,000	18,704,523
Series 2023-C Class A3, 5.15% 11/15/28	9,413,000	9,345,780
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	18,938,118	18,870,490
TOTAL ASSET-BACKED SECURITIES (Cost $2,583,175,164)		2,495,362,829

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	3,572,138	3,320,858
Series 2021-E Class A1, 1.74% 12/25/60 (b)	10,221,779	8,373,588
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	13,315,754	11,754,266
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	6,226,772	5,980,173
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	14,724,514	12,804,836
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	10,400,291	9,578,294
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	7,135,465	6,965,961
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	8,886,174	8,608,729
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	15,721,532	14,997,737
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	5,615,385	5,528,857
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	14,864,720	13,982,557
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	8,685,273	7,782,933
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	8,586,571	7,749,604
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	13,353,326	11,789,509
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	5,948,909	5,608,009
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	5,870,641	5,120,952
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	7,165,341	6,757,292
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	4,685,437	4,303,635
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	10,114	8,915
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0742% 9/25/43 (c)(d)	667,622	625,129
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	19,028,599	17,103,789
TOTAL PRIVATE SPONSOR		168,745,623
U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2294% 2/25/32 (c)(d)	6,191	6,153
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4278% 3/18/32 (c)(d)	11,566	11,563
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4294% 4/25/32 (c)(d)	12,825	12,815
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4294% 10/25/32 (c)(d)	15,614	15,601
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1794% 1/25/32 (c)(d)	5,771	5,729
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6706% 12/25/33 (c)(j)(k)	229,357	28,065
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2506% 11/25/36 (c)(j)(k)	164,882	12,001
Series 2012-154 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7294% 1/25/43 (c)(d)	666,821	639,639
Series 2017-36 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7794% 5/25/47 (c)(d)	1,325,901	1,258,901
Series 2018-32 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7294% 5/25/48 (c)(d)	753,236	712,652
Series 2018-38 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7294% 6/25/48 (c)(d)	1,772,123	1,672,688
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	530	528
Series 1996-28 Class PK, 6.5% 7/25/25	1,283	1,279
Series 1999-17 Class PG, 6% 4/25/29	60,715	60,578
Series 1999-32 Class PL, 6% 7/25/29	73,494	73,425
Series 1999-33 Class PK, 6% 7/25/29	54,843	54,790
Series 1999-54 Class PH, 6.5% 11/18/29	22,303	22,260
Series 1999-57 Class PH, 6.5% 12/25/29	165,751	165,422
Series 2001-52 Class YZ, 6.5% 10/25/31	8,155	8,233
Series 2005-102 Class CO 11/25/35 (l)	34,865	29,059
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4335% 8/25/35 (c)(d)(k)	7,979	7,764
Series 2005-81 Class PC, 5.5% 9/25/35	108,162	107,965
Series 2006-12 Class BO 10/25/35 (l)	167,876	142,266
Series 2006-15 Class OP 3/25/36 (l)	222,187	182,317
Series 2006-37 Class OW 5/25/36 (l)	21,381	16,212
Series 2006-45 Class OP 6/25/36 (l)	69,130	53,395
Series 2006-62 Class KP 4/25/36 (l)	108,328	86,200
Series 2012-149:
Class DA, 1.75% 1/25/43	288,880	257,000
Class GA, 1.75% 6/25/42	315,831	279,134
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	10,971	11,023
Series 1999-25 Class Z, 6% 6/25/29	59,231	58,546
Series 2001-20 Class Z, 6% 5/25/31	70,213	70,254
Series 2001-31 Class ZC, 6.5% 7/25/31	33,236	33,170
Series 2002-16 Class ZD, 6.5% 4/25/32	28,260	28,561
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1206% 11/25/32 (c)(j)(k)	49,719	1,101
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	54,567	1,298
Series 2020-101 Class BA, 1.5% 9/25/45	6,482,865	5,311,607
Series 2020-43 Class MA, 2% 1/25/45	5,023,012	4,353,207
Series 2020-49 Class JA, 2% 8/25/44	2,388,954	2,104,432
Series 2020-80 Class BA, 1.5% 3/25/45	8,995,902	7,419,118
Series 2021-68 Class A, 2% 7/25/49	4,768,118	3,716,356
Series 2021-85 Class L, 2.5% 8/25/48	2,604,288	2,190,920
Series 2021-95:
Class 0, 2.5% 9/25/48	8,427,453	7,064,485
Class BA, 2.5% 6/25/49	12,721,750	10,672,762
Series 2021-96 Class HA, 2.5% 2/25/50	4,276,370	3,624,135
Series 2022-1 Class KA, 3% 5/25/48	4,281,004	3,731,389
Series 2022-11 Class B, 3% 6/25/49	4,940,898	4,326,805
Series 2022-13:
Class HA, 3% 8/25/46	4,202,707	3,763,438
Class JA, 3% 5/25/48	3,749,166	3,277,373
Series 2022-3:
Class D, 2% 2/25/48	12,407,592	10,454,178
Class N, 2% 10/25/47	34,647,658	28,411,087
Series 2022-30 Class E, 4.5% 7/25/48	12,335,972	11,678,972
Series 2022-4 Class B, 2.5% 5/25/49	3,126,406	2,616,157
Series 2022-42 Class BA, 4% 6/25/50	13,072,092	11,887,986
Series 2022-49 Class TC, 4% 12/25/48	3,983,160	3,752,628
Series 2022-5 Class DA, 2.25% 11/25/47	13,603,250	11,299,861
Series 2022-7:
Class A, 3% 5/25/48	6,096,189	5,314,279
Class E, 2.5% 11/25/47	12,609,413	10,830,814
Series 2022-9 Class BA, 3% 5/25/48	2,769,773	2,419,155
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2106% 12/25/36 (c)(j)(k)	106,673	8,364
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0106% 5/25/37 (c)(j)(k)	59,476	5,384
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6706% 3/25/33 (c)(j)(k)	14,027	1,238
Series 2005-72 Class ZC, 5.5% 8/25/35	914,749	899,709
Series 2005-79 Class ZC, 5.9% 9/25/35	521,670	515,710
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.0434% 6/25/37 (c)(d)(k)	48,550	54,442
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.0234% 7/25/37 (c)(d)(k)	73,746	82,781
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.0234% 7/25/37 (c)(d)(k)	18,109	18,874
Series 2008-12 Class SG, 6.230% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9206% 3/25/38 (c)(j)(k)	377,713	28,121
Series 2010-135:
Class LS, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6206% 12/25/40 (c)(j)(k)	381,892	18,015
Class ZA, 4.5% 12/25/40	198,060	187,657
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	50,257	636
Series 2010-150 Class ZC, 4.75% 1/25/41	1,898,720	1,806,369
Series 2010-95 Class ZC, 5% 9/25/40	4,089,202	3,963,536
Series 2011-39 Class ZA, 6% 11/25/32	264,393	266,095
Series 2011-4 Class PZ, 5% 2/25/41	600,410	552,209
Series 2011-67 Class AI, 4% 7/25/26 (j)	20,180	436
Series 2012-100 Class WI, 3% 9/25/27 (j)	694,797	26,247
Series 2012-14 Class JS, 6.530% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2206% 12/25/30 (c)(j)(k)	15,313	17
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1206% 6/25/41 (c)(j)(k)	69,778	413
Series 2013-133 Class IB, 3% 4/25/32 (j)	222,637	5,121
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6206% 1/25/44 (c)(j)(k)	255,737	20,922
Series 2013-51 Class GI, 3% 10/25/32 (j)	230,012	12,780
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2906% 6/25/35 (c)(j)(k)	311,297	18,903
Series 2015-42 Class IL, 6% 6/25/45 (j)	1,581,755	265,190
Series 2015-70 Class JC, 3% 10/25/45	1,790,645	1,647,609
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	882,916	150,096
Series 2017-74 Class SH, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7706% 10/25/47 (c)(j)(k)	10,070,512	915,938
Series 2018-3 Class SB, 6.030% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7206% 2/25/48 (c)(j)(k)	24,395,885	2,204,859
Series 2018-44 Class SA, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7706% 6/25/48 (c)(j)(k)	5,653,339	501,864
Series 2019-67 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6206% 11/25/49 (c)(j)(k)	21,086,281	1,806,506
Series 2019-82 Class PI, 4% 6/25/49 (j)	6,577,865	1,150,265
Series 2020-13 Class A/S, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7706% 8/25/48 (c)(j)(k)	7,863,082	680,817
Series 2020-45 Class JL, 3% 7/25/40	143,384	125,533
Series 2021-59 Class H, 2% 6/25/48	2,695,730	2,141,657
Series 2021-66:
Class DA, 2% 1/25/48	2,911,706	2,322,085
Class DM, 2% 1/25/48	3,094,309	2,467,711
Series 2022-28 Class A, 2.5% 2/25/52	15,725,922	14,071,113
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	56,717	9,001
Series 343 Class 16, 5.5% 5/25/34 (j)	52,775	8,424
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	35,624	6,849
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	20,919	3,455
Class 13, 6% 3/25/34 (j)	32,940	5,950
Series 359 Class 19, 6% 7/25/35 (c)(j)	17,856	3,345
Series 384 Class 6, 5% 7/25/37 (j)	223,846	37,710
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2278% 1/15/32 (c)(d)	4,716	4,684
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3278% 3/15/32 (c)(d)	6,930	6,904
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4278% 3/15/32 (c)(d)	6,088	6,081
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3278% 6/15/31 (c)(d)	10,911	10,876
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3278% 3/15/32 (c)(d)	3,858	3,844
Series 4709 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7778% 8/15/47 (c)(d)	692,924	658,373
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	73,847	73,886
Series 2101 Class PD, 6% 11/15/28	6,581	6,580
Series 2121 Class MG, 6% 2/15/29	31,164	31,182
Series 2131 Class BG, 6% 3/15/29	221,824	222,054
Series 2137 Class PG, 6% 3/15/29	34,676	34,709
Series 2154 Class PT, 6% 5/15/29	57,757	57,814
Series 2162 Class PH, 6% 6/15/29	11,358	11,348
Series 2520 Class BE, 6% 11/15/32	113,579	114,799
Series 2693 Class MD, 5.5% 10/15/33	246,578	243,128
Series 2802 Class OB, 6% 5/15/34	80,259	80,419
Series 3002 Class NE, 5% 7/15/35	258,954	253,729
Series 3110 Class OP 9/15/35 (l)	54,670	50,564
Series 3119 Class PO 2/15/36 (l)	259,785	202,066
Series 3121 Class KO 3/15/36 (l)	37,883	30,498
Series 3123 Class LO 3/15/36 (l)	148,709	116,872
Series 3145 Class GO 4/15/36 (l)	153,446	121,264
Series 3189 Class PD, 6% 7/15/36	231,601	233,908
Series 3225 Class EO 10/15/36 (l)	78,812	60,479
Series 3258 Class PM, 5.5% 12/15/36	90,987	91,379
Series 3415 Class PC, 5% 12/15/37	111,402	108,444
Series 3806 Class UP, 4.5% 2/15/41	525,364	502,040
Series 3832 Class PE, 5% 3/15/41	1,020,407	995,424
Series 4135 Class AB, 1.75% 6/15/42	238,600	211,291
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	4,808,926	4,210,436
Series 2020-5018:
Class LC, 3% 10/25/40	961,649	836,721
Class LY, 3% 10/25/40	729,098	634,565
Series 2020-5066 Class A, 1.5% 11/25/44	3,001,011	2,480,612
Series 2021-5169 Class TP, 2.5% 6/25/49	3,398,234	2,822,387
Series 2021-5175 Class CB, 2.5% 4/25/50	15,294,886	12,623,379
Series 2021-5180 Class KA, 2.5% 10/25/47	3,086,095	2,636,377
Series 2022-5189:
Class DA, 2.5% 5/25/49	3,208,517	2,673,940
Class TP, 2.5% 5/25/49	3,107,787	2,601,120
Series 2022-5190:
Class BA, 2.5% 11/25/47	3,129,539	2,650,231
Class CA, 2.5% 5/25/49	2,601,554	2,166,832
Series 2022-5191 Class CA, 2.5% 4/25/50	3,649,962	3,018,957
Series 2022-5197:
Class A, 2.5% 6/25/49	2,601,559	2,177,030
Class DA, 2.5% 11/25/47	2,376,769	2,013,626
Series 2022-5198 Class BA, 2.5% 11/25/47	11,773,887	10,107,809
Series 2022-5202:
Class AG, 3% 1/25/49	2,880,109	2,510,624
Class LB, 2.5% 10/25/47	2,536,334	2,143,922
Class UA, 3% 4/25/50	4,537,239	3,919,761
Series 2135 Class JE, 6% 3/15/29	11,746	11,866
Series 2274 Class ZM, 6.5% 1/15/31	22,256	22,222
Series 2281 Class ZB, 6% 3/15/30	41,500	41,535
Series 2303 Class ZV, 6% 4/15/31	23,524	23,565
Series 2357 Class ZB, 6.5% 9/15/31	178,521	179,688
Series 2502 Class ZC, 6% 9/15/32	43,822	44,297
Series 2519 Class ZD, 5.5% 11/15/32	66,956	66,877
Series 2998 Class LY, 5.5% 7/15/25	12,904	12,839
Series 3871 Class KB, 5.5% 6/15/41	1,339,314	1,347,972
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1722% 2/15/36 (c)(j)(k)	80,533	5,632
Series 2013-4281 Class AI, 4% 12/15/28 (j)	104,838	1,249
Series 2017-4683 Class LM, 3% 5/15/47	2,245,818	2,081,408
Series 2017-4720 Class IO, 4% 9/15/47 (j)	8,253,292	1,626,376
Series 2018-4763 Class SC, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7722% 8/15/47 (c)(j)(k)	5,040,112	456,746
Series 2018-4765 Class IB, 4% 3/15/48 (j)	7,445,043	1,471,168
Series 2020-5041 Class LB, 3% 11/25/40	1,634,183	1,421,964
Series 2021-5083 Class VA, 1% 8/15/38	15,094,988	13,914,744
Series 2021-5176 Class AG, 2% 1/25/47	11,638,111	9,504,448
Series 2021-5182 Class A, 2.5% 10/25/48	19,996,092	16,777,115
Series 2022-5236 Class P, 5% 4/25/48	5,173,004	5,025,542
Series 2022-5266 Class CD, 4.5% 10/25/44	12,148,695	11,657,276
Series 2933 Class ZM, 5.75% 2/15/35	1,173,559	1,176,711
Series 2935 Class ZK, 5.5% 2/15/35	918,529	919,055
Series 2947 Class XZ, 6% 3/15/35	466,447	470,416
Series 2996 Class ZD, 5.5% 6/15/35	800,610	798,165
Series 3237 Class C, 5.5% 11/15/36	1,065,543	1,055,718
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2322% 11/15/36 (c)(j)(k)	332,391	24,696
Series 3287 Class SD, 6.630% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.3222% 3/15/37 (c)(j)(k)	493,567	39,696
Series 3297 Class BI, 6.640% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.3322% 4/15/37 (c)(j)(k)	698,195	66,007
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1522% 6/15/37 (c)(j)(k)	213,692	18,988
Series 3949 Class MK, 4.5% 10/15/34	184,423	178,335
Series 4055 Class BI, 3.5% 5/15/31 (j)	191,421	3,413
Series 4149 Class IO, 3% 1/15/33 (j)	124,713	9,494
Series 4314 Class AI, 5% 3/15/34 (j)	51,144	1,244
Series 4427 Class LI, 3.5% 2/15/34 (j)	786,210	43,545
Series 4471 Class PA 4% 12/15/40	757,795	729,256
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6778% 5/15/37 (c)(d)	287,950	281,769
Series 2156 Class TC, 6.25% 5/15/29	20,781	20,778
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3278% 2/15/24 (c)(d)	247	247
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	24,944	24,931
Series 2056 Class Z, 6% 5/15/28	57,564	57,918
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7278% 5/15/48 (c)(d)	1,199,347	1,129,898
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	3,342,446	2,776,186
Class GC, 2% 11/25/47	2,477,015	2,061,694
Series 2021-5164 Class M, 2.5% 7/25/48	3,407,159	2,829,883
Series 4386 Class AZ, 4.5% 11/15/40	2,392,404	2,259,159
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.245% 6/16/37 (c)(j)(k)	141,435	11,462
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9933% 3/20/60 (c)(d)(m)	1,251,603	1,246,991
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7733% 7/20/60 (c)(d)(m)	256,895	255,140
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7316% 9/20/60 (c)(d)(m)	248,209	246,259
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7316% 8/20/60 (c)(d)(m)	210,049	208,406
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8116% 12/20/60 (c)(d)(m)	624,410	620,541
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9316% 12/20/60 (c)(d)(m)	500,536	498,368
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9316% 2/20/61 (c)(d)(m)	454,905	452,680
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9216% 2/20/61 (c)(d)(m)	705,994	702,541
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9316% 4/20/61 (c)(d)(m)	514,092	511,727
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9316% 5/20/61 (c)(d)(m)	800,395	797,311
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9316% 5/20/61 (c)(d)(m)	573,782	571,294
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9616% 6/20/61 (c)(d)(m)	637,696	635,163
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9816% 9/20/61 (c)(d)(m)	1,860,104	1,852,929
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0316% 10/20/61 (c)(d)(m)	704,200	701,980
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8393% 8/20/42 (c)(d)	659,856	634,960
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1316% 11/20/61 (c)(d)(m)	714,594	713,068
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1316% 1/20/62 (c)(d)(m)	360,070	359,284
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0616% 1/20/62 (c)(d)(m)	658,228	656,109
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0616% 3/20/62 (c)(d)(m)	326,217	324,976
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8708% 5/20/61 (c)(d)(m)	13,319	13,106
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9516% 10/20/62 (c)(d)(m)	15,297	15,220
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7916% 3/20/63 (c)(d)(m)	20,919	20,771
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0316% 1/20/64 (c)(d)(m)	358,987	357,768
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0316% 12/20/63 (c)(d)(m)	1,406,702	1,403,779
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9316% 6/20/64 (c)(d)(m)	496,338	494,157
Series 2015-H07 Class FA, CME Term SOFR 1 Month Index + 0.410% 4.7413% 3/20/65 (c)(d)(m)	11,125	11,099
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 4.9079% 5/20/63 (c)(d)(m)	10,430	9,717
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 4.9271% 4/20/63 (c)(d)(m)	18,640	18,330
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 4.5885% 12/20/62 (c)(d)(m)	39,367	38,353
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9393% 10/20/49 (c)(d)	1,655,916	1,584,385
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8893% 2/20/49 (c)(d)	3,390,669	3,275,079
planned amortization class:
Series 2010-158 Class MS, 9.770% - CME Term SOFR 1 Month Index 0% 12/20/40 (c)(k)	1,468,486	1,070,820
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	46,684	3,089
Series 2016-69 Class WA, 3% 2/20/46	692,092	617,298
Series 2017-134 Class BA, 2.5% 11/20/46	365,652	316,171
Series 2017-153 Class GA, 3% 9/20/47	3,159,859	2,739,379
Series 2017-182 Class KA, 3% 10/20/47	2,495,459	2,166,971
Series 2018-13 Class Q, 3% 4/20/47	3,121,949	2,793,236
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	394,410	380,507
Series 2010-160 Class DY, 4% 12/20/40	3,016,270	2,829,236
Series 2010-170 Class B, 4% 12/20/40	666,249	624,798
Series 2017-139 Class BA, 3% 9/20/47	7,156,509	6,217,805
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.055% 5/16/34 (c)(j)(k)	82,314	4,509
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.755% 8/17/34 (c)(j)(k)	79,979	7,090
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5297% 6/16/37 (c)(d)(k)	3,131	3,357
Series 2010-116 Class QB, 4% 9/16/40	228,733	214,509
Series 2010-14 Class SN, 5.830% - CME Term SOFR 1 Month Index 0.505% 2/16/40 (c)(j)(k)	522,564	21,882
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7733% 5/20/60 (c)(d)(m)	717,046	712,303
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6607% 7/20/41 (c)(j)(k)	277,980	20,193
Series 2012-76 Class GS, 6.580% - CME Term SOFR 1 Month Index 1.255% 6/16/42 (c)(j)(k)	312,284	23,030
Series 2013-149 Class MA, 2.5% 5/20/40	2,063,219	1,959,540
Series 2014-2 Class BA, 3% 1/20/44	6,004,187	5,267,112
Series 2014-21 Class HA, 3% 2/20/44	2,222,786	1,960,384
Series 2014-25 Class HC, 3% 2/20/44	3,792,861	3,302,292
Series 2014-5 Class A, 3% 1/20/44	3,177,732	2,792,568
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	31,756	29,412
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.88% 5/20/66 (c)(d)(m)	2,747,508	2,739,332
Series 2017-186 Class HK, 3% 11/16/45	3,252,618	2,867,496
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.73% 8/20/66 (c)(d)(m)	3,902,585	3,884,990
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3031% 5/20/65 (c)(m)	87,406	84,355
TOTAL U.S. GOVERNMENT AGENCY		419,710,003
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $640,637,742)		588,455,626

Commercial Mortgage Securities - 6.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.483% 1/15/39 (b)(c)(d)	20,613,000	20,065,974
Class B, CME Term SOFR 1 Month Index + 1.550% 6.883% 1/15/39 (b)(c)(d)	3,893,000	3,769,573
Class C, CME Term SOFR 1 Month Index + 2.150% 7.483% 1/15/39 (b)(c)(d)	2,780,000	2,676,395
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	34,226,516
Class ANM, 3.112% 11/5/32 (b)	17,278,000	15,218,967
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,105,616
Class CNM, 3.8425% 11/5/32 (b)(c)	1,604,000	1,156,210
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	4,324,000	3,923,050
Series 2018-BN10:
Class A4, 3.428% 2/15/61	10,090,573	9,159,501
Class A5, 3.688% 2/15/61	17,800,000	16,244,296
Series 2018-BN14 Class A4, 4.231% 9/15/60	30,445,000	28,130,873
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,408,827
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	5,700,000	5,613,463
Class A3, 6.26% 4/15/56	17,600,000	17,639,540
Series 2020-BN25 Class XB, 0.532% 1/15/63 (c)(j)	31,293,000	716,528
Series 2021-BN33 Class XA, 1.1678% 5/15/64 (c)(j)	14,122,715	747,010
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 1 month U.S. LIBOR + 0.000% 6.5061% 9/15/56 (c)(d)	17,797,000	17,836,568
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	6,200,000	6,267,765
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	2,982,753
Series 2019-B14 Class XA, 0.8986% 12/15/62 (c)(j)	108,146,228	3,002,237
Series 2020-B17 Class XA, 1.5367% 3/15/53 (c)(j)	109,493,242	5,742,734
Series 2020-B18 Class XA, 1.9117% 7/15/53 (c)(j)	50,976,491	3,472,779
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.4965% 11/15/28 (b)(c)(d)	15,266,000	15,238,656
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2302% 4/15/37 (b)(c)(d)	76,026,000	74,652,773
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7792% 4/15/37 (b)(c)(d)	19,373,000	18,886,786
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1356% 10/15/36 (b)(c)(d)	37,043,000	36,206,169
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3453% 10/15/36 (b)(c)(d)	5,541,000	5,382,797
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5451% 10/15/36 (b)(c)(d)	7,417,000	7,174,987
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7448% 10/15/36 (b)(c)(d)	7,201,000	6,909,563
Class E, CME Term SOFR 1 Month Index + 2.060% 7.394% 10/15/36 (b)(c)(d)	25,035,000	24,186,504
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0988% 5/15/38 (b)(c)(d)	23,506,263	23,063,417
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3451% 2/15/39 (b)(c)(d)	33,964,592	33,143,987
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6445% 2/15/39 (b)(c)(d)	12,755,354	12,407,724
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8939% 2/15/39 (b)(c)(d)	12,755,354	12,290,920
Class D, CME Term SOFR 1 Month Index + 1.960% 7.293% 2/15/39 (b)(c)(d)	12,755,354	12,207,974
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3225% 11/15/32 (b)(c)(d)	1,291,448	1,284,098
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.410% 6.7465% 4/15/34 (b)(c)(d)	15,742,000	15,540,269
Class C, CME Term SOFR 1 Month Index + 1.710% 7.0465% 4/15/34 (b)(c)(d)	10,407,000	10,260,305
Class D, CME Term SOFR 1 Month Index + 2.010% 7.3465% 4/15/34 (b)(c)(d)	10,925,000	10,757,010
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4465% 4/15/34 (b)(c)(d)	29,901,000	29,671,073
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5267% 10/15/36 (b)(c)(d)	16,514,650	16,410,107
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6967% 10/15/36 (b)(c)(d)	14,991,450	14,877,573
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8967% 10/15/36 (b)(c)(d)	24,294,700	24,079,403
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2467% 10/15/36 (b)(c)(d)	29,835,850	29,543,127
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0824% 10/15/26 (b)(c)(d)	9,100,000	8,908,698
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4972% 8/15/39 (b)(c)(d)	20,703,000	20,741,922
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8232% 4/15/37 (b)(c)(d)	31,511,932	31,270,860
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2722% 4/15/37 (b)(c)(d)	16,063,585	15,801,521
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6222% 4/15/37 (b)(c)(d)	3,624,855	3,527,057
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1712% 4/15/37 (b)(c)(d)	3,035,285	2,935,305
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3667% 10/15/36 (b)(c)(d)	59,993,597	59,822,681
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.110% 6.45% 12/15/37 (b)(c)(d)	11,218,000	11,162,284
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	14,100,000	12,798,309
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	64,636,420	58,717,159
Class A2, 1.99% 7/15/60 (b)	25,060,807	21,004,610
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	46,851,895	41,138,138
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3967% 11/15/36 (b)(c)(d)	12,876,000	12,638,894
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6967% 11/15/36 (b)(c)(d)	6,900,000	6,722,121
Citigroup Commercial Mortgage Trust:
Series 2013-GC17 Class A/S, 4.544% 11/10/46	7,000,000	6,964,529
Series 2019-GC41 Class XA, 1.168% 8/10/56 (c)(j)	51,364,483	2,008,156
Citigroup Commercial Mtg Trust 2018-C6 sequential payer Series 2018-C6 Class A3, 4.145% 11/10/51	1,000,000	922,141
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,393,275
Series 2015 LC19 Class A3, 2.922% 2/10/48	29,533,155	28,581,904
Series 2015-DC1 Class A4, 3.078% 2/10/48	30,801,201	30,068,221
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.36% 5/15/36 (b)(c)(d)	50,115,319	50,061,100
Class C, CME Term SOFR 1 Month Index + 1.470% 6.81% 5/15/36 (b)(c)(d)	7,119,288	7,073,820
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	8,400,331	7,519,622
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	18,322,000	17,849,886
Class B, 4.5349% 4/15/36 (b)	5,603,000	5,424,327
Class C, 4.9414% 4/15/36 (b)(c)	3,781,000	3,654,274
Class D, 4.9414% 4/15/36 (b)(c)	7,560,000	7,252,496
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1485% 11/15/38 (b)(c)(d)	51,838,000	50,667,078
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5677% 11/15/38 (b)(c)(d)	19,965,000	19,501,357
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5265% 7/15/38 (b)(c)(d)	15,827,520	15,693,375
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8265% 7/15/38 (b)(c)(d)	9,014,424	8,904,073
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1465% 7/15/38 (b)(c)(d)	6,645,809	6,546,460
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6965% 7/15/38 (b)(c)(d)	13,438,944	13,219,605
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	3,178,000	3,045,475
Series 2015-K051 Class A2, 3.308% 9/25/25	5,028,000	4,829,849
Series 2016-K054 Class A2, 2.745% 1/25/26	14,550,957	13,747,530
Series 2018-K731 Class A2, 3.6% 2/25/25	5,959,448	5,807,010
Series 2020-K115 Class A2, 1.383% 6/25/30	1,773,000	1,391,559
Series 2020-K117 Class A2, 1.406% 8/25/30	13,400,000	10,476,577
Series 2021-K124 Class A2, 1.658% 12/25/30	385,000	302,924
Series 2021-K126 Class A2, 2.074% 1/25/31	38,290,000	31,031,215
Series 2021-K127 Class A2, 2.108% 1/25/31	25,340,000	20,557,148
Series 2021-K136 Class A2, 2.127% 11/25/31	2,700,000	2,147,933
Series 2022-150 Class A2, 3.71% 9/25/32	18,100,000	16,093,637
Series 2022-K140 Class A2, 2.25% 1/25/32	7,180,000	5,738,805
Series 2022-K141 Class A2, 2.25% 2/25/32	5,892,000	4,710,286
Series 2022-K142 Class A2, 2.4% 3/25/32	28,255,000	22,814,904
Series 2022-K143 Class A2, 2.35% 3/25/32	2,400,000	1,927,026
Series 2022-K144 Class A2, 2.45% 4/25/32	31,328,000	25,323,015
Series 2022-K145 Class A2, 2.58% 5/25/32	1,300,000	1,060,435
Series 2022-K146 Class A2, 2.92% 6/25/32	12,289,000	10,300,696
Series 2022-K147 Class A2, 3% 6/25/32	15,400,000	12,985,334
Series 2022-K149 Class A2, 3.53% 8/25/32	10,600,000	9,303,204
Series 2022-K750 Class A2, 3% 9/25/29	15,900,000	14,187,634
Series 2023-154 Class A2, 4.35% 1/25/33	5,240,000	4,885,345
Series 2023-155 Class A2, 4.25% 4/25/33	3,530,000	3,262,364
Series 2023-157 Class A2, 4.2% 5/25/33	5,010,000	4,609,388
Series 2023-158 Class A2, 4.05% 7/25/33	10,430,000	9,470,948
Series 2023-K-153 Class A2, 3.82% 12/25/32	20,600,000	18,431,988
Series 2023-K751 Class A2, 4.412% 3/25/30	5,100,000	4,876,187
Series 2020-K119 Class A2, 1.566% 9/25/30	1,165,000	918,295
Series 2022 K748 Class A2, 2.26% 1/25/29	33,334,000	28,886,358
Series K047 Class A2, 3.329% 5/25/25	23,685,977	22,878,361
Series K086 Class A2, 3.859% 11/25/28	6,295,000	5,936,075
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	13,943,300	13,454,491
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3965% 9/15/31 (b)(c)(d)	5,640,456	5,566,968
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3975% 10/15/36 (b)(c)(d)	21,765,000	20,726,773
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5975% 10/15/36 (b)(c)(d)	3,364,000	3,137,035
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9975% 10/15/36 (b)(c)(d)	2,773,000	2,580,620
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	2,762,505	2,532,396
Series 2018-GS10 Class AAB, 4.106% 7/10/51	1,416,498	1,357,345
Series 2019-GC38 Class A3, 3.703% 2/10/52	1,100,000	981,055
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	4,001,828	3,831,756
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8206% 8/15/39 (b)(c)(d)	54,074,000	54,141,760
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9287% 4/15/37 (b)(c)(d)	13,375,030	12,301,277
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	4,528,985	4,469,250
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016 JP4 Class A3, 3.3928% 12/15/49	13,946,510	12,934,327
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.360% 6.9475% 9/15/29 (b)(c)(d)	9,723,204	8,969,654
Series 2013-C16 Class A/S, 4.5169% 12/15/46	2,784,000	2,774,821
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	2,760,000
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	4,489,320
Class EFX, 5.5423% 7/5/33 (b)(c)	7,262,000	5,228,640
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6274% 5/15/39 (b)(c)(d)	57,498,000	56,458,655
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1261% 5/15/39 (b)(c)(d)	33,561,000	32,845,043
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4253% 5/15/39 (b)(c)(d)	19,262,000	18,730,586
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8741% 5/15/39 (b)(c)(d)	17,119,000	16,227,583
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1465% 3/15/38 (b)(c)(d)	23,546,067	23,072,732
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3265% 3/15/38 (b)(c)(d)	7,331,974	7,156,952
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5465% 3/15/38 (b)(c)(d)	4,613,079	4,479,781
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8465% 3/15/38 (b)(c)(d)	6,416,829	6,207,232
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1965% 3/15/38 (b)(c)(d)	5,605,879	5,395,492
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1475% 7/15/38 (b)(c)(d)	17,747,000	17,412,897
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	25,898,504	24,276,846
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.63% 8/15/33 (b)(c)(d)	618,400	483,743
Class C, CME Term SOFR 1 Month Index + 1.540% 6.88% 8/15/33 (b)(c)(d)	1,488,800	1,032,073
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	39,486,680
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	10,888,794
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	5,415,000	4,807,548
Class C, 3.283% 11/10/36 (b)(c)	5,196,000	4,479,125
Series 2021-L6 Class XA, 1.3273% 6/15/54 (c)(j)	48,261,337	2,721,013
MSCCG Trust floater Series 2018-SELF Class A, CME Term SOFR 1 Month Index + 0.940% 6.28% 10/15/37 (b)(c)(d)	5,104,887	5,082,272
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.8916% 12/15/37 (b)(c)(d)(i)	1,920,692	1,914,715
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	441,352	441,087
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2475% 4/15/36 (b)(c)(d)	12,400,000	12,060,151
Sfs Auto Receivables Securitiz sequential payer Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	13,370,000	13,350,942
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3322% 2/15/39 (b)(c)(d)	9,333,000	8,801,443
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9822% 2/15/39 (b)(c)(d)	4,854,000	4,536,365
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.023% 7/15/36 (b)(c)(d)	12,500,000	12,237,115
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1775% 11/15/38 (b)(c)(d)	35,261,000	34,597,261
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5265% 11/15/38 (b)(c)(d)	28,981,000	28,326,389
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7757% 11/15/38 (b)(c)(d)	12,543,000	12,240,015
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0249% 11/15/38 (b)(c)(d)	8,243,000	8,010,275
UBS Commercial Mortgage Trust sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	2,800,000	2,563,256
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	22,445,507
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,055,430
Class X, 0.5162% 10/10/42 (b)(c)(j)	40,100,000	968,030
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6475% 5/15/31 (b)(c)(d)	19,889,000	19,060,802
sequential payer:
Series 2014-LC16 Class A5, 3.817% 8/15/50	20,480,000	20,029,172
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	15,548,056
Series 2018-C46 Class XA, 1.0822% 8/15/51 (c)(j)	41,538,493	987,881
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	12,711,493
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	6,563,146	6,128,930
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2014 C19 Class A5, 4.101% 3/15/47	7,809,235	7,731,157
Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	26,257,914
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,370,563,967)		2,270,201,081

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2010-1, 6.63% 2/1/35	38,529,230	38,856,204
Series 2010-3:
6.725% 4/1/35	36,535,385	37,183,194
7.35% 7/1/35	15,698,571	16,351,574
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	34,289,407
TOTAL MUNICIPAL SECURITIES (Cost $137,913,416)		126,680,379

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
Panamanian Republic 3.298% 1/19/33	50,825,000	39,590,134
State of Qatar 4.4% 4/16/50 (b)	13,195,000	10,729,514
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,020,000)		50,319,648

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	23,162,000	21,193,949
KeyBank NA 6.95% 2/1/28	850,000	823,016
Regions Bank 6.45% 6/26/37	30,566,000	28,447,284
TOTAL BANK NOTES (Cost $58,573,636)		50,464,249

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n) (Cost $363,137,635)	363,065,611	363,138,224

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 2.8625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	88,100,000	5,837,005
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	33,400,000	2,050,939

TOTAL PUT OPTIONS			7,887,944
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 2.8625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	88,100,000	2,038,271
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	33,400,000	867,897

TOTAL CALL OPTIONS			2,906,168
TOTAL PURCHASED SWAPTIONS (Cost $9,939,320)			10,794,112

TOTAL INVESTMENT IN SECURITIES - 109.4% (Cost $45,288,280,703)	40,487,889,114
NET OTHER ASSETS (LIABILITIES) - (9.4)%	(3,493,150,251)
NET ASSETS - 100.0%	36,994,738,863

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2.5% 10/1/53	(128,950,000)	(105,370,448)
3% 10/1/53	(55,700,000)	(47,202,731)
3% 10/1/53	(55,400,000)	(46,948,497)
3.5% 10/1/53	(16,300,000)	(14,279,675)
4% 10/1/53	(16,100,000)	(14,505,659)

TOTAL GINNIE MAE		(228,307,010)

Uniform Mortgage Backed Securities
2% 10/1/53	(16,400,000)	(12,466,468)
2% 10/1/53	(45,850,000)	(34,852,900)
2% 10/1/53	(97,900,000)	(74,418,734)
2% 10/1/53	(90,050,000)	(68,451,553)
2% 10/1/53	(29,400,000)	(22,348,425)
2% 10/1/53	(90,050,000)	(68,451,553)
2% 10/1/53	(45,850,000)	(34,852,900)
2% 10/1/53	(45,400,000)	(34,510,833)
2% 10/1/53	(89,900,000)	(68,337,530)
2% 10/1/53	(45,400,000)	(34,510,833)
2% 10/1/53	(55,650,000)	(42,302,375)
2% 10/1/53	(44,400,000)	(33,750,682)
2.5% 10/1/53	(79,350,000)	(62,937,524)
2.5% 10/1/53	(38,000,000)	(30,140,213)
2.5% 10/1/53	(12,800,000)	(10,152,493)
3% 10/1/53	(78,500,000)	(64,900,519)
3% 10/1/53	(84,350,000)	(69,737,054)
3.5% 10/1/53	(24,850,000)	(21,367,113)
4% 10/1/53	(12,500,000)	(11,132,808)
4% 10/1/53	(16,100,000)	(14,339,056)
5% 10/1/38	(46,700,000)	(45,463,188)
5% 10/1/38	(18,800,000)	(18,302,097)
5% 10/1/53	(5,925,000)	(5,591,028)
5.5% 10/1/53	(3,900,000)	(3,769,595)
6.5% 10/1/53	(51,700,000)	(51,947,115)
6.5% 10/1/53	(1,300,000)	(1,306,214)
6.5% 10/1/53	(11,550,000)	(11,605,207)
6.5% 10/1/53	(49,300,000)	(49,535,644)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,001,481,654)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,244,618,076)		(1,229,788,664)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675, expiring September 2033.	9/20/28	67,800,000	(3,244,427)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	67,800,000	(2,571,074)

TOTAL WRITTEN SWAPTIONS			(5,815,501)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	631	Dec 2023	127,910,602	(123,452)	(123,452)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	29	Dec 2023	3,441,938	(254,043)	(254,043)

TOTAL PURCHASED					(377,495)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,291	Dec 2023	571,758,688	9,839,355	9,839,355
CBOT 5-Year U.S. Treasury Note Contracts (United States)	856	Dec 2023	90,187,625	718,773	718,773
CBOT Long Term U.S. Treasury Bond Contracts (United States)	225	Dec 2023	25,600,781	1,388,171	1,388,171

TOTAL SOLD					11,946,299

TOTAL FUTURES CONTRACTS					11,568,804
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $867,392,167.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	17,690,000	347,561	(160,765)	186,796
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,070,000	197,848	(109,628)	88,220
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	257,380	(212,402)	44,978
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	314,357	(108,139)	206,218
CMBX N.A. AAA Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	10,610,000	398,233	(389,208)	9,025
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,240,000	290,951	(331,674)	(40,723)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,000,000	469,276	(453,867)	15,409
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,700,000	633,523	(721,817)	(88,294)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,170,000	274,527	(291,119)	(16,592)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,480,000	581,903	(720,877)	(138,974)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,550,000	598,328	(784,811)	(186,483)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	1,650,000	387,153	(443,280)	(56,127)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,200,000	750,842	(822,931)	(72,089)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,470,000	814,195	(876,555)	(62,360)

TOTAL BUY PROTECTION							6,316,077	(6,427,073)	(110,996)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	36,460,000	(716,341)	837,622	121,281
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	(411,218)	494,501	83,283
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	3,930,000	(122,071)	102,732	(19,339)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	8,840,000	(274,583)	239,991	(34,592)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	11,650,000	(361,865)	316,277	(45,588)

TOTAL SELL PROTECTION							(1,886,078)	1,991,123	105,045
TOTAL CREDIT DEFAULT SWAPS							4,429,999	(4,435,950)	(5,951)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	37,140,000	(25,662)	0	(25,662)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	11,350,000	4,388	0	4,388
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	195,328,000	214,861	0	214,861
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2033	1,630,000	5,033	0	5,033
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	19,140,000	(56,294)	0	(56,294)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.25%	Annual	LCH	Dec 2053	6,350,000	27,734	0	27,734
TOTAL INTEREST RATE SWAPS							170,060	0	170,060

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,291,044,335 or 14.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $58,995,272.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,299,859.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $10,194,038.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,417,241,852	8,717,738,185	9,771,841,813	51,838,811	3,634	(3,634)	363,138,224	0.9%
Fidelity Securities Lending Cash Central Fund 5.39%	689,247,474	10,512,541,463	11,201,788,937	686,092	-	-	-	0.0%
Total	2,106,489,326	19,230,279,648	20,973,630,750	52,524,903	3,634	(3,634)	363,138,224

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	10,947,073,669	-	10,947,073,669	-

U.S. Government and Government Agency Obligations	14,949,907,167	-	14,949,907,167	-

U.S. Government Agency - Mortgage Securities	8,635,492,130	-	8,635,492,130	-

Asset-Backed Securities	2,495,362,829	-	2,484,884,704	10,478,125

Collateralized Mortgage Obligations	588,455,626	-	588,455,626	-

Commercial Mortgage Securities	2,270,201,081	-	2,268,286,366	1,914,715

Municipal Securities	126,680,379	-	126,680,379	-

Foreign Government and Government Agency Obligations	50,319,648	-	50,319,648	-

Bank Notes	50,464,249	-	50,464,249	-

Money Market Funds	363,138,224	363,138,224	-	-

Purchased Swaptions	10,794,112	-	10,794,112	-
Total Investments in Securities:	40,487,889,114	363,138,224	40,112,358,050	12,392,840
Derivative Instruments: Assets
Futures Contracts	11,946,299	11,946,299	-	-
Swaps	6,568,093	-	6,568,093	-
Total Assets	18,514,392	11,946,299	6,568,093	-
Liabilities
Futures Contracts	(377,495)	(377,495)	-	-
Swaps	(1,968,034)	-	(1,968,034)	-
Written Swaptions	(5,815,501)	-	(5,815,501)	-
Total Liabilities	(8,161,030)	(377,495)	(7,783,535)	-
Total Derivative Instruments:	10,353,362	11,568,804	(1,215,442)	-
Other Financial Instruments:
TBA Sale Commitments	(1,229,788,664)	-	(1,229,788,664)	-
Total Other Financial Instruments:	(1,229,788,664)	-	(1,229,788,664)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	6,316,077	(1,886,078)
Total Credit Risk	6,316,077	(1,886,078)
Interest Rate Risk
Futures Contracts (b)	11,946,299	(377,495)
Purchased Swaptions (c)	10,794,112	0
Swaps (e)	252,016	(81,956)
Written Swaptions (d)	0	(5,815,501)
Total Interest Rate Risk	22,992,427	(6,274,952)
Total Value of Derivatives	29,308,504	(8,161,030)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(d)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

(e)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $44,925,143,068)	$40,124,750,890
Fidelity Central Funds (cost $363,137,635)	363,138,224

Total Investment in Securities (cost $45,288,280,703)		$40,487,889,114
Cash		2
Receivable for investments sold		5,721,181
Receivable for premium on written options		5,668,080
Receivable for TBA sale commitments		1,244,618,076
Receivable for fund shares sold		83,885,970
Interest receivable		321,364,301
Distributions receivable from Fidelity Central Funds		1,515,928
Bi-lateral OTC swaps, at value		6,316,077
Other receivables		32
Total assets		42,156,978,761
Liabilities
Payable for investments purchased
Regular delivery	$330,932,702
Delayed delivery	3,581,925,722
TBA sale commitments, at value	1,229,788,664
Payable for fund shares redeemed	10,282,226
Bi-lateral OTC swaps, at value	1,886,078
Payable for daily variation margin on futures contracts	1,245,709
Payable for daily variation margin on centrally cleared swaps	358,618
Written options, at value (premium receivable $5,668,080)	5,815,501
Other payables and accrued expenses	4,678
Total Liabilities		5,162,239,898
Net Assets		$36,994,738,863
Net Assets consist of:
Paid in capital		$43,065,060,296
Total accumulated earnings (loss)		(6,070,321,433)
Net Assets		$36,994,738,863
Net Asset Value, offering price and redemption price per share ($36,994,738,863 ÷ 395,220,345 shares)		$93.61

Statement of Operations
		Year ended September 30, 2023
Investment Income
Interest		$1,300,887,066
Income from Fidelity Central Funds (including $686,092 from security lending)		52,524,903
Total Income		1,353,411,969
Expenses
Custodian fees and expenses	$16,933
Independent trustees' fees and expenses	128,930
Miscellaneous	8
Total expenses before reductions	145,871
Expense reductions	(16,168)
Total expenses after reductions		129,703
Net Investment income (loss)		1,353,282,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(772,591,860)
Fidelity Central Funds	3,634
Futures contracts	70,911,416
Swaps	(10,350,944)
Total net realized gain (loss)		(712,027,754)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(249,864,333)
Fidelity Central Funds	(3,634)
Futures contracts	(25,335,181)
Swaps	1,340,178
Written options	(147,421)
TBA Sale commitments	(7,544,394)
Total change in net unrealized appreciation (depreciation)		(281,554,785)
Net gain (loss)		(993,582,539)
Net increase (decrease) in net assets resulting from operations		$359,699,727
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,353,282,266	$850,497,599
Net realized gain (loss)	(712,027,754)	(473,980,248)
Change in net unrealized appreciation (depreciation)	(281,554,785)	(5,485,488,870)
Net increase (decrease) in net assets resulting from operations	359,699,727	(5,108,971,519)
Distributions to shareholders	(1,344,400,074)	(858,448,216)

Affiliated share transactions
Proceeds from sales of shares	6,154,992,243	5,498,177,418
Reinvestment of distributions	1,344,397,865	858,447,924
Cost of shares redeemed	(1,454,049,597)	(1,417,433,752)

Net increase (decrease) in net assets resulting from share transactions	6,045,340,511	4,939,191,590
Total increase (decrease) in net assets	5,060,640,164	(1,028,228,145)

Net Assets
Beginning of period	31,934,098,699	32,962,326,844
End of period	$36,994,738,863	$31,934,098,699

Other Information
Shares
Sold	63,031,003	50,850,788
Issued in reinvestment of distributions	13,833,701	8,140,259
Redeemed	(14,901,688)	(13,611,504)
Net increase (decrease)	61,963,016	45,379,543

Financial Highlights
Fidelity® Investment Grade Bond Central Fund

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$95.82	$114.50	$118.41	$112.59	$105.24
Income from Investment Operations
Net investment income (loss) A,B	3.682	2.699	2.569	3.127	3.512
Net realized and unrealized gain (loss)	(2.239)	(18.662)	(1.197)	6.011	7.580
Total from investment operations	1.443	(15.963)	1.372	9.138	11.092
Distributions from net investment income	(3.653)	(2.717)	(2.615)	(3.192)	(3.742)
Distributions from net realized gain	-	-	(2.667)	(.126)	-
Total distributions	(3.653)	(2.717)	(5.282)	(3.318)	(3.742)
Net asset value, end of period	$93.61	$95.82	$114.50	$118.41	$112.59
Total Return C	1.43%	(14.14)%	1.18%	8.24%	10.75%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.79%	2.53%	2.22%	2.72%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$36,994,739	$31,934,099	$32,962,327	$29,136,547	$26,647,348
Portfolio turnover rate G	174%	181%	245%	204% H	186% H

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended September 30, 2023

1. Organization.
Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,803,519
Gross unrealized depreciation	(4,827,239,018)
Net unrealized appreciation (depreciation)	$(4,815,435,499)
Tax Cost	$45,322,558,154

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,473,997
Capital loss carryforward	$(1,256,358,629)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,815,436,801)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(720,575,726)
Long-term	(535,782,903)
Total capital loss carryforward	$(1,256,358,629)

The tax character of distributions paid was as follows:

	September 30, 2023	September 30, 2022
Ordinary Income	$1,344,400,074	$ 858,448,216
Total	$1,344,400,074	$ 858,448,216

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Bond Central Fund
Credit Risk
Swaps	1,319,438	(2,897,683)
Total Credit Risk	1,319,438	(2,897,683)
Interest Rate Risk
Futures Contracts	70,911,416	(25,335,181)
Purchased Options	-	854,792
Written Options	-	(147,421)
Swaps	(11,670,382)	4,237,861
Total Interest Rate Risk	59,241,034	(20,389,949)
Totals	60,560,472	(23,287,632)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	39,462,681,000	39,938,821,212

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Investment Grade Bond Central Fund	8,079

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Investment Grade Bond Central Fund	$72,233	$ -	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16,168.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Investment Grade Bond Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 15, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)
DIRECTORS AND OFFICERS (TRUSTEES AND OFFICERS)
The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. As of September 30, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer, each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023

Fidelity® Investment Grade Bond Central Fund	0.0004%
Actual		$ 1,000	$ 964.30	$-D
Hypothetical-B		$ 1,000	$ 1,025.07	$-D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 28.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $818,920,904 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,344,400,074 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Investment Grade Bond Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

1.822351.118
TP1-ANN-1123
Fidelity® Inflation-Protected Bond Index Central Fund

Annual Report
September 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Inflation-Protected Bond Index Central Fund	2.15%	2.61%	1.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Inflation-Protected Bond Index Central Fund on September 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds gained 0.64% for the 12 months ending September 30, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The beginning of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through most of 2022, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by mid-2023, the index advanced 3.59% in the first four months of the year, only to fall back in each of the next five months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. Bonds saw an especially sharp sell-off in September (-2.54%), as policymakers kept interest rates unchanged but scaled back estimates for rate cuts in 2024. To date, the Fed has raised its benchmark rate by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries and Treasury Inflation-Protected Securities. Meanwhile, U.S. mortgage-backed securities lagged.
Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:
For the fiscal year, the fund returned 2.15% versus 2.11% for the benchmark, the Bloomberg U.S. 1-10 Year Treasury Inflation-Protected Securities Index (Series-L). We attempt to hold all positions held by the index in the same relative proportions. TIPS' returns were muted this period as the U.S. Federal Reserve sought to tame inflation by raising its policy interest rates to a range of 5.25% to 5.50%, a 22-year high and up from 0% in March 2022, when the central bank began its inflation-fighting campaign. Rising policy rates drove market bond yields higher and prices, which move inversely to yields, lower. Inflation, as measured by the Consumer Price Index-U index, rose 3.7% in the 12 months ending September 30, 2023, compared to its peak of 9% in June 2022.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	77.7
1 - 1.99%	10.5
2 - 2.99%	6.5
3 - 3.99%	5.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.
Asset Allocation (% of Fund's net assets)

Inflation Protected Securities - 99.7%

Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	10,259,424	9,966,918
2% 1/15/26	4,414,156	4,327,691
2.375% 1/15/25	8,747,612	8,642,673
2.375% 1/15/27	10,623,007	10,543,974
2.5% 1/15/29	3,812,963	3,839,691
3.375% 4/15/32	3,788,840	4,085,181
3.625% 4/15/28	6,690,635	7,031,397
3.875% 4/15/29	9,632,262	10,373,014
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/24	18,162,921	17,607,176
0.125% 4/15/25	10,509,214	10,025,322
0.125% 10/15/25	17,800,517	16,867,921
0.125% 4/15/26	10,544,470	9,852,034
0.125% 7/15/26	11,619,258	10,861,428
0.125% 10/15/26	14,304,689	13,304,001
0.125% 4/15/27	13,295,310	12,206,835
0.125% 1/15/30	18,631,380	16,247,873
0.125% 7/15/30	14,924,961	12,939,263
0.125% 1/15/31	18,602,245	15,915,388
0.125% 7/15/31	14,591,056	12,395,302
0.125% 1/15/32	21,812,791	18,285,477
0.25% 1/15/25	14,104,005	13,565,633
0.25% 7/15/29	10,919,355	9,731,596
0.375% 7/15/25	16,882,688	16,163,203
0.375% 1/15/27	15,664,235	14,572,586
0.375% 7/15/27	20,052,044	18,598,056
0.5% 1/15/28	31,925,350	29,431,540
0.625% 1/15/26	18,771,613	17,846,405
0.625% 7/15/32	18,264,803	15,924,366
0.75% 7/15/28	19,733,393	18,367,591
0.875% 1/15/29	9,249,366	8,584,299
1.125% 1/15/33	19,909,056	17,991,434
1.375% 7/15/33	12,742,670	11,790,404
1.625% 10/15/27	4,767,563	4,629,751
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $456,638,050)		422,515,423

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $1,553,459)	1,553,148	1,553,459

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $458,191,509)	424,068,882
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(364,943)
NET ASSETS - 100.0%	423,703,939

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	48,457,703	46,904,244	46,643	-	-	1,553,459	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	51,157,981	51,157,981	11,170	-	-	-	0.0%
Total	-	99,615,684	98,062,225	57,813	-	-	1,553,459

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	422,515,423	-	422,515,423	-

Money Market Funds	1,553,459	1,553,459	-	-
Total Investments in Securities:	424,068,882	1,553,459	422,515,423	-

Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $456,638,050)	$422,515,423
Fidelity Central Funds (cost $1,553,459)	1,553,459

Total Investment in Securities (cost $458,191,509)		$424,068,882
Receivable for investments sold		4,400,171
Interest receivable		885,428
Distributions receivable from Fidelity Central Funds		4,972
Total assets		429,359,453
Liabilities
Payable for investments purchased	$5,309,012
Payable for fund shares redeemed	344,059
Distributions payable	2,347
Other payables and accrued expenses	96
Total Liabilities		5,655,514
Net Assets		$423,703,939
Net Assets consist of:
Paid in capital		$468,285,471
Total accumulated earnings (loss)		(44,581,532)
Net Assets		$423,703,939
Net Asset Value, offering price and redemption price per share ($423,703,939 ÷ 4,814,796 shares)		$88.00

Statement of Operations
		Year ended September 30, 2023
Investment Income
Interest		$21,075,030
Income from Fidelity Central Funds (including $11,170 from security lending)		57,813
Total Income		21,132,843
Expenses
Custodian fees and expenses	$358
Independent trustees' fees and expenses	2,179
Miscellaneous	6
Total expenses before reductions	2,543
Expense reductions	(26)
Total expenses after reductions		2,517
Net Investment income (loss)		21,130,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,018,732)
Total net realized gain (loss)		(24,018,732)
Change in net unrealized appreciation (depreciation) on investment securities		18,689,043
Net gain (loss)		(5,329,689)
Net increase (decrease) in net assets resulting from operations		$15,800,637
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,130,326	$58,668,669
Net realized gain (loss)	(24,018,732)	31,046,780
Change in net unrealized appreciation (depreciation)	18,689,043	(132,089,917)
Net increase (decrease) in net assets resulting from operations	15,800,637	(42,374,468)
Distributions to shareholders	(68,116,659)	(86,860,953)

Affiliated share transactions
Proceeds from sales of shares	26,438,998	115,587,582
Reinvestment of distributions	68,116,659	86,860,947
Cost of shares redeemed	(232,780,447)	(636,308,856)

Net increase (decrease) in net assets resulting from share transactions	(138,224,790)	(433,860,327)
Total increase (decrease) in net assets	(190,540,812)	(563,095,748)

Net Assets
Beginning of period	614,244,751	1,177,340,499
End of period	$423,703,939	$614,244,751

Other Information
Shares
Sold	295,860	1,108,154
Issued in reinvestment of distributions	753,905	814,792
Redeemed	(2,592,904)	(5,939,745)
Net increase (decrease)	(1,543,139)	(4,016,799)

Financial Highlights
Fidelity® Inflation-Protected Bond Index Central Fund

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$96.61	$113.48	$108.93	$102.91	$100.18
Income from Investment Operations
Net investment income (loss) A,B	3.381	7.596	5.098	1.359	2.057
Net realized and unrealized gain (loss)	(1.285)	(15.349)	1.090	6.303	3.622
Total from investment operations	2.096	(7.753)	6.188	7.662	5.679
Distributions from net investment income	(8.189)	(7.113)	(.222)	(.389)	(.463)
Distributions from net realized gain	(2.517)	(2.004)	(1.416)	(1.253)	(2.486)
Total distributions	(10.706)	(9.117)	(1.638)	(1.642)	(2.949)
Net asset value, end of period	$88.00	$96.61	$113.48	$108.93	$102.91
Total Return C	2.15%	(7.47)%	5.74%	7.55%	5.84%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.71%	7.12%	4.60%	1.30%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$423,704	$614,245	$1,177,340	$1,596,245	$1,381,659
Portfolio turnover rate G	33%	33%	24%	41%	53%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2023

1. Organization.
Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deflation adjustments on U.S. Treasury inflation-indexed securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(34,759,030)
Net unrealized appreciation (depreciation)	$(34,759,030)
Tax Cost	$458,827,912

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$14,776,367
Capital loss carryforward	$(24,598,867)
Net unrealized appreciation (depreciation) on securities and other investments	$(34,759,030)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(6,046,565)
Long-term	(18,552,302)
Total capital loss carryforward	$(24,598,867)

The tax character of distributions paid was as follows:

	September 30, 2023	September 30, 2022
Ordinary Income	$51,056,626	$66,686,290
Long-term Capital Gains	17,060,033	20,174,663
Total	$68,116,659	$86,860,953
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Inflation-Protected Bond Index Central Fund	$1,186	$-	$-
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $26.
7. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Inflation-Protected Bond Index Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Index Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 10, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Directors and Officers (Trustees and Officers)
DIRECTORS AND OFFICERS (TRUSTEES AND OFFICERS)
The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. As of September 30, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer, each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023

Fidelity® Inflation-Protected Bond Index Central Fund	0.0004%
Actual		$ 1,000	$ 976.20	$-D
Hypothetical-B		$ 1,000	$ 1,025.07	$-D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $49,491,924 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $51,056,626 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Inflation-Protected Bond Index Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Directors are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

1.938133.111
IPB-ANN-1123

Item 2.

Code of Ethics

As of the end of the period, September 30, 2023, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Central Fund and Fidelity Investment Grade Bond Central Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$43,900	$-	$10,500	$1,100
Fidelity Investment Grade Bond Central Fund	$73,700	$-	$9,700	$1,700

September 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$43,500	$-	$9,800	$1,000
Fidelity Investment Grade Bond Central Fund	$72,300	$-	$9,100	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2023A	September 30, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2023A	September 30, 2022A
Deloitte Entities	$265,600	$479,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 21, 2023